As Filed with the Securities and Exchange Commission on July 28, 1998
                                        Registration No.   333-45727
                                                           811-08635

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                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                 Pre-Effective Amendment No.                [ ]

                 Post-Effective Amendment No.  3             [X]

                                 and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                Amendment No.   4                            [X]

                              Variable Account A
                           (Exact Name of Registrant)

                     Keyport Benefit Life Insurance Company
                              (Name of Depositor)

                 125 High Street,  Boston, Massachusetts 02110
        (Address of Depositor's Principal Executive Offices)  (Zip Code)

        Depositor's Telephone Number, including Area Code:  617-526-1400

                          Bernard R. Beckerlegge, Esq.
                     Keyport Benefit Life Insurance Company
                                125 High Street
                                Boston, MA 02110
                    (Name and Address of Agent for Service)

                                Copies to:

                            Joan E. Boros, Esq.

            Jorden Burt Boros Cicchetti Berenson & Johnson LLP

                    1025 Thomas Jefferson Street, N.W.
                           Washington, DC 20007

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective:
( ) immediately upon filing pursuant to paragraph (b) of Rule 485
( ) on [date] pursuant to paragraph (b) of Rule 485
( ) 60 days after filing pursuant to paragraph (a)(1) of Rule 485
( ) on [date] pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered: Variable Portion of the Contracts Funded Through the Separate Account.

No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

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Exhibit List on Page ____


                       CONTENTS OF REGISTRATION STATEMENT


                                The Facing Sheet

                               The Contents Page

                             Cross-Reference Sheet


                                     PART A

                                   Prospectus


                                     PART B

                      Statement of Additional Information


                                     PART C

                                 Items 24 - 32

                                 The Signatures

                                    Exhibits

                              VARIABLE ACCOUNT A

                     KEYPORT BENEFIT LIFE INSURANCE COMPANY

                       CROSS REFERENCE TO ITEMS REQUIRED
                                  BY FORM N-4

N-4 Item       Caption in Prospectus

 1.            Cover Page
 2.            Glossary of Special Terms
 3.            Summary of Expenses

 4.            [Condensed Financial Information]

               Performance Information
 5.            Keyport Benefit and the Variable Account
               Eligible Funds
 6.            Deductions
 7.            Allocations of Purchase Payments
               Transfer of Variable Account Value
               Substitution of Eligible Funds and Other Variable Account
                  Changes
               Modification of the Certificate
               Death Provisions for Non-Qualified Certificates
               Death Provisions for Qualified Certificates
               Certificate Ownership
               Assignment
               Partial Withdrawals and Surrender
               Annuity Benefits
               Suspension of Payments
               Inquiries by Certificate Owners
 8.            Annuity Provisions
 9.            Death Provisions for Non-Qualified Certificates
               Death Provisions for Qualified Certificates
               Annuity Options
10.            Purchase Payments and Applications
               Variable Account Value
               Valuation Periods
               Net Investment Factor
               Sales of the Certificates
11.            Partial Withdrawals and Surrender
               Option A:  Income For a Fixed Number of Years
               Right to Revoke
12.            Tax Status
13.            Legal Proceedings
14.            Table of Contents - Statement of Additional Information

               Caption in Statement of Additional Information

15.            Cover Page
16.            Table of Contents
17.            Keyport Benefit Life Insurance Company
18.            Safekeeping of Assets, Experts
19.            Not applicable
20.            Principal Underwriter
21.            Investment Performance
22.            Variable Annuity Benefits
23.            Financial Statements




This Amendment No. 3 to the Registration Statement on Form N-4 which initially became effective on June 25, 1998 (the "Registration Statement") is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended, to supplement the Registration Statement with a separate prospectus and statement of additional information ("SAI"), and related exhibits, describing a generic form of the Group Flexible Premium Deferred Annuity Contract. This Amendment relates only to the prospectus, SAI, and exhibits included in this Amendment and does not otherwise delete, amend, or supersede any information contained in Pre-Effective Amendment No. 1 and Post-Effective Amendment Nos. 1 and 2 to the Registration Statement.







                                     PART A
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***************************************************************

     The information contained within double rows of asterisks is provided at the request of the staff of the Securities and Exchange Commission. It is not and will not be part of any documents delivered to purchasers or existing owners, and is included solely for purposes of clarifying the content of this registration statement. In addition, throughout the prospectus and statement of additional information ("SAI") that follow there are similar inserts that specifically summarize the parameters of change for the particular design feature.

     This registration statement includes a prospectus and SAI that describes a generic form of the Group Flexible Premium Deferred Annuity Contracts (the "Contracts") that are the subject of the registration statement. The prospectus and SAI contain numerous bracketed portions to indicate those portions which may be included or eliminated in any particular form of the Contracts, including but not limited to those, as follows:

                              death benefits;
                              funding media;
                            withdrawal rights;
                           transfer privileges;
                             annuity options;
                              other features
                      such as dollar cost averaging,
                             asset allocation,
                        systematic withdrawals, and
                           Account rebalancing.

     In all cases variations in other bracketed features, such as issue and annuity ages and interest rates, will be in conformity with state insurance law. Bracketed features representing maximum limits for which a range is not provided will not exceed, but may be less than, the amount shown. Bracketed features representing minimum limits for which a range is not provided will not be less than, but may exceed, the amount shown.

     The prospectus and SAI also include bracketed references to the fees and charges to be imposed under the particular form of the Contract. Of course, in each case, Keyport Benefit only will impose such charges in a manner and subject to the conditions of applicable rules. In connection with the various charges under the Contracts, Keyport Benefit and its separate accounts will comply with the requirements of
     Section 26(e) and will rely upon and be limited by such rules as 0-1(e), 6c-8, and 22d-2 under the Investment Company Act of 1940, as amended, and in compliance with their respective requirements. Any descriptions of the potential range of fees and charges should be read in the context of such rules requirements.

     Each form of the Contracts will be offered pursuant to a separate prospectus and a separate or combined SAI, as appropriate. The content of all prospectuses and SAIs will be identical with respect to contractual and securities law related features to those contained in this registration statement, except for provisions that are bracketed and which will vary within the parameters established herein, and except for non-material changes consistent with the requirements of Rule 485(b) under the 1933 Act ("Rule 485(b)").

     Except as provided for by Rule 485(b), each prospectus and SAI and related exhibits will be filed pursuant to Rule 485(a) with a request for expedited or selective review consistent with precedent and the fact that all relevant disclosure is included in this Post-Effective Amendment No. 3.

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                GROUP FLEXIBLE PURCHASE PAYMENT
              DEFERRED VARIABLE ANNUITY CONTRACT
                           ISSUED BY
                       Variable Account A
                              OF
             KEYPORT BENEFIT LIFE INSURANCE COMPANY

This prospectus offers Group Variable Annuity Contracts (the "Contracts") and the related Certificates (the "Certificates") that are designed to fund benefits under certain group arrangements including those that qualify for special tax treatment under the Internal Revenue Code of 1986 (the "Code"). As required by certain states, the Certificates may be offered as individual contracts. Unless otherwise noted or the context so requires all references to the Certificates include the Contracts and the individual Contracts. The Certificates are offered on a flexible payment basis.

The variable annuity Contract (form number DVA(1)/NY) and the Certificates described in this prospectus provide for accumulation of Certificate Values on a variable basis, [and also on a fixed basis], and payments of periodic annuity payments on [either a variable or] a fixed basis. The Certificates are designed for use by individuals for retirement planning purposes.

This prospectus generally describes only the variable features of the Certificate [(for a summary of the fixed features, see Appendix A on Page xx)]. If the Certificate Owner elects to have Certificate Values accumulated on a variable basis, Purchase Payments will be allocated to a segregated investment account of Keyport Benefit Life Insurance Company ("Keyport Benefit"), designated Variable Account A ("Variable Account").

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     The  terms  XXXXX  Trust, YYYYY Fund, and  XX-1  Sub-Account  are included to indicate that disclosure relevant to an actual Eligible Fund will be provided. The actual names of the Eligible Funds and corresponding Sub-Accounts will be included in the subsequent forms of the prospectus and SAI.

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The  Variable Account invests in shares of the following Eligible Funds  of
[The XXXXX Trust ("XXXXX Trust")] at their net asset value: [X-1, X-2 and X-
3].   The Variable Account also invests in shares of the following Eligible
Funds of [The YYYYY Fund ("YYYYY Fund")] at their net asset value: [Y-1, Y-2, Y-3].

The   Variable  Account  may  offer  other  forms  of  the  Contracts   and
Certificates with features, and fees and charges which vary from the Certificates, and provide for investment in other Sub-Accounts which may invest in different or additional mutual funds. Other Contracts and Certificates will be described in separate prospectuses and statements of additional information. The agent selling the Contracts and Certificates has information concerning the eligibility for and the availability of the other forms of the Contracts and Certificates.

A Statement of Additional Information dated the same as this prospectus has been filed with the Securities and Exchange Commission and is herein incorporated by reference. It is available, at no charge, by writing the Principal Underwriter, Keyport Financial Services Corp., at 125 High Street, Boston, MA 02110, by calling Keyport Benefit's Service Office at
(800)  437-4466,  or by returning the postcard on the back  cover  of  this prospectus. A table of contents for the Statement of Additional Information is on Page xx.

The Certificates may be sold by or through banks or other depository institutions. The Contract and Certificates: are not insured by the FDIC; are not a deposit or other obligation of, or guaranteed by, the depository institution; and are subject to investment risks, including the possible loss of principal amount invested.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS  PROSPECTUS  SETS FORTH THE INFORMATION A PROSPECTIVE INVESTOR  SHOULD
KNOW  BEFORE  INVESTING.   THE PROSPECTUS SHOULD  BE  RETAINED  FOR  FUTURE
REFERENCE.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY STATE OR JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED BY KEYPORT BENEFIT TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THIS OFFERING, AND IF GIVEN OR MADE, SUCH UNAUTHORIZED INFORMATION OR REPRESENTATIONS SHOULD NOT BE RELIED UPON.

     The date of this prospectus is _______________, [1998]

                      TABLE OF CONTENTS
                                                            Page
Glossary of Special Terms
Summary of Expenses
Synopsis

[Condensed Financial Information]

Performance Information
Keyport Benefit and the Variable Account
[Year 2000 Matters]
Purchase Payments and Applications
Investments of the Variable Account
     Allocations of Purchase Payments
     Eligible Funds
          Transfer of Variable Account Value
     Substitution of Eligible Funds and
     Other Variable Account Changes
Deductions
     [Deductions for Certificate Maintenance Charge]
     Deductions for Mortality and Expense Risk Charge
     [Deductions for Daily Distribution Charge]
     [Deductions for Daily Administrative Charge]
     [Deductions for Contingent Deferred Sales Charge]
     [Deductions for Transfers of Variable Account Value]
     Deductions for Premium Taxes
     Deductions for Income Taxes
     Total Variable Account Expenses
Other Services
The Certificates
     Variable Account Value
     Valuation Periods
     Net Investment Factor
     Modification of the Certificate
     Right to Revoke
Death Provisions for Non-Qualified Certificates
Death Provisions for Qualified Certificates
Certificate Ownership
Assignment
Partial Withdrawals and Surrender
Annuity Provisions
     Annuity Benefits
     Income Date and Annuity Option
     Change in Income Date and Annuity Option
     Annuity Options
     Variable Annuity Payment Values
     Proof of Age, Sex, and Survival of Annuitant
Suspension of Payments
Tax Status
     Introduction
     [Recent Developments]
     Taxation of Annuities in General
     Qualified Plans

     [Tax-Sheltered Annuities]

     Individual Retirement Annuities

     [Corporate Pension and Profit-Sharing Plans]
     [Deferred Compensation Plans with Respect to
          Service for State and Local Governments]

Variable Account Voting Privileges
Sales of the Certificates
Legal Proceedings
Inquiries by Certificate Owners
Table of Contents_Statement of Additional Information
[Appendix A_The Fixed Account [(also known as the Modified
     Guaranteed Annuity Account)]
[Appendix [B]_Telephone Instructions]

                         GLOSSARY OF SPECIAL TERMS

Accumulation Unit: An accounting unit of measure used to calculate Variable Account Value.

Annuitant: The Annuitant is the natural person to whom any annuity payments will be made starting on the Income Date. The Annuitant may not be over age [90] on the Certificate Date (age [75] for Qualified Certificates [and age [90] for [Roth IRA] Qualified Certificates]).

Certificate Anniversary: The same month and day as the Certificate Date in each subsequent year of the Certificate.

Certificate Date: The effective date of the Certificate; it is shown on the Certificate Schedule.

Certificate Owner: The person (or persons in the case of joint ownership) who possesses all the ownership rights under the Certificate. The primary Certificate Owner may not be over age [90] on the Certificate Date (age [75] for Qualified Certificates [, age [90] for [Roth IRA] Qualified Certificates] and age [90] for a joint Owner).

Certificate Value: The [sum of the] Variable Account Value [and the Fixed Account Value].

Certificate Withdrawal Value: The Certificate Value [increased or decreased by a limited Market Value Adjustment] less any premium taxes [and] [Certificate Maintenance Charge] [and] [applicable Contingent Deferred Sales Charges].

Certificate Year: Any period of 12 months commencing with the Certificate Date and each Certificate Anniversary thereafter shall be a Certificate Year.

[Covered Person: The person(s) identified on the Certificate Schedule whose death may result in an Adjustment of Certificate Value [and waiver of any Contingent Deferred Sales Charges] [and a waiver of any Market Value Adjustment] [or whose medically necessary stay in a hospital or nursing facility may allow the Certificate Owner to be eligible for either a total or partial waiver of the Contingent Deferred Sales Charge].]

Designated Beneficiary: The person who may be entitled to receive benefits following the death of the Annuitant, Certificate Owner, or joint Certificate Owner. The Designated Beneficiary will be the first person among the following who is alive on the date of death: primary Certificate Owner; joint Certificate Owner; primary beneficiary; contingent beneficiary; and if none of the above is alive, the primary Certificate
Owner's estate. If the primary Certificate Owner and joint Certificate Owner are both alive, they will be the Designated Beneficiary together.

Eligible Funds: The mutual funds that are eligible investments for the Variable Account under the Certificates.

[Fixed Account: Part of Keyport Benefit's general account to which Purchase Payments may be allocated or Certificate Values may be transferred.]

[Fixed Account Value: The value of all Fixed Account amounts accumulated under the Certificate prior to the Income Date.]

[Guarantee  Period  Anniversary:  An anniversary of  a  Guarantee  Period's
Start Date.]

[Guarantee Period Month: The first Guarantee Period Month is the monthly period which begins on the Start Date. Subsequent Guarantee Period Months begin on the same day in the ensuing months.]

[Guarantee Period Year: The first Guarantee Period Year is the annual period which begins on the Start Date. Subsequent Guarantee Period Years begin on each Guaranteed Period Anniversary.]

In Force: The status of the Certificate before the Income Date so long as it is not totally surrendered, the Certificate Value under a Certificate does not go to zero, and there has not been a death of the Annuitant or any Certificate Owner that will cause the Certificate to end within at most five years of the date of death.
Income Date: The date on which annuity payments are to begin.

Non-Qualified Certificate: Any Certificate that is not issued under a Qualified Plan.

Office: Keyport Benefit's executive office, which is 125 High Street, Boston, Massachusetts 02110.

Qualified Certificate: Certificates issued under Qualified Plans.

Qualified Plan: A retirement plan established pursuant to the provisions of Sections 401, 403(b), 408(b) or 408A of the Internal Revenue Code. Keyport Benefit treats Section 457 plans as Qualified Plans.

Service Office: Keyport Benefit's Service Office which is 125 High Street, Boston, Massachusetts 02110.

[Start Date: The date an amount is first allocated to a Guarantee Period].

Variable Account: A separate investment account of Keyport Benefit into which Purchase Payments under the Certificates may be allocated. The Variable Account is divided into Sub-Accounts ("Sub-Account") that correspond to the Eligible Funds in which they invest.

Variable  Account  Value:  The  value  of  all  Variable  Account   amounts
accumulated under the Certificate prior to the Income Date.

Written Request: A request written on a form satisfactory to Keyport Benefit, signed by the Certificate Owner and a disinterested witness, and filed at Keyport Benefit's Service Office.
                            SUMMARY OF EXPENSES

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     Summary of Expenses will be completed in each Rule 485(a) filing.

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The  expense summary format below, including the examples, was  adopted  by the Securities and Exchange Commission to assist the owner of a variable annuity certificate in understanding the transaction and operating expenses the owner will directly or indirectly bear under a certificate. The values reflect expenses of the Variable Account as well as the Eligible Funds under the Certificates. The expenses shown for the Eligible Funds and the examples should not be considered a representation of future expenses.

                  Certificate Owner Transaction Expenses

Sales Load Imposed on Purchases:                       0%

Maximum Contingent Deferred Sales Charge
(as a percentage of Purchase Payments):                [7%1

          Years from Date of Payment    Sales Charge

                    1                        7%
                    2                        6%
                    3                        5%
                    4                        4%
                    5                        3%
                    6                        2%
                    7                        1%
                    8 or later                    0%]

Maximum Total Certificate Owner Transaction Expenses[2]
  (as a percentage of purchase payments):              [7%]

Annual Certificate Maintenance Charge[3]                    $[36]

[The Certificate Maintenance Charge will be waived before the Income Date if:

     (i)    it is the first Certificate Anniversary,

      [(ii)] the Certificate Value is greater than or equal to [$40,000] on the Certificate Anniversary date this charge is imposed, or

      [(iii)] Purchase Payments of at least [$2,500] have been made in  the
prior  Certificate Year   and there has been no partial withdrawal  in  the
prior Certificate Year.]

[The Certificate Maintenance Charge will be waived on or after the Income Date for the current year if:

     (i) variable annuity Option A (Income for a Fixed Number of Years) is applicable; and

      (ii) at the time of the first payment of the year, the present value of all remaining payments (See "Option A" on Page xx) is greater than or equal to [$40,000].]

                     Variable Account Annual Expenses
                  (as a percentage of average net assets)

Mortality and Expense Risk Charge:                     [1.25%]
[Distribution Charge:]                                 [ .15%]
[Administrative Charge:]                               [ .15%]
Total Variable Account Annual Expenses:                [1.55%]

[XXXXX Trust and YYYYY Fund] Annual Expenses[4]
(as a percentage of average net assets)

                     Management       Other           Total Fund
                        Fees          Expenses          Operating
                     (After Any     (After Any        Expenses (After
                    Waiver and/or   Waiver and/or   Any Waiver and/or
Fund               Reimbursement)[5] Reimbursement)[5] Reimbursement)[5]


The above expenses for the Eligible Funds were provided by the Funds. Keyport Benefit has not independently verified the accuracy of the information.

Example #1 _ Assuming surrender of the Certificate at the end of the periods shown.6

A $1,000 investment in each Sub-Account listed would be subject to the expenses shown, assuming 5% annual return on assets.

Sub-Account 1 Year       3 Years      5 Years      10 Years

Example #2 _ Assuming annuitization of the Certificate at the end of the periods shown. 6

A $1,000 investment in each Sub-Account listed would be subject to the expenses shown, assuming 5% annual return on assets.

Sub-Account 1 Year       3 Years      5 Years      10 Years



Example #3 _ Assuming the Certificate stays in force through the periods shown.

A $1,000 investment in each Sub-Account listed would be subject to the same expenses shown in Example #2, assuming 5% annual return on assets.

[Example -- Whether the Certificate stays in force through the periods shown or is surrendered or annuitized[6] at the end of the periods shown, a $1,000 investment in each Sub-Account listed would be subject to the expenses shown, assuming 5% annual return on assets.

Sub-Account 1 Year       3 Years      5 Years      10 Years]

[1Contingent Deferred Sales Charges are deducted only if the Certificate is totally or partially surrendered. A surrender will not incur the Charge percentage shown as follows:

     1. In any Certificate Year, Certificate Owners may withdraw an aggregate amount, not to exceed, at the time of withdrawal, the Certificate's earnings, which equal: (a) the Certificate Value, less
     (b) the portion of the Purchase Payments not previously withdrawn.
     2. In any Certificate Year after the first, Certificate Owners may withdraw, in addition to the amount available in 1., the amount by which 10% of the Certificate Value as of the preceding Certificate Anniversary exceeds the amount available in 1.]

[2This  charge will be waived on the first Certificate Anniversary  and  in
certain   other  instance  (see  "Deductions  for  Certificate  Maintenance
Charge").]

3[Keyport Benefit reserves the right to impose a transfer fee after prior notice to Certificate Owners, but currently does not impose any charge.] Premium taxes are not shown. Keyport Benefit deducts the amount of premium taxes, if any, when paid unless Keyport Benefit elects to defer such deduction.

4[The  XXXXX  Trust] expenses are for [     ].  [The YYYYY  Fund]  expenses
[are estimated and] reflect the [YYYYY Fund's] Manager's agreement to reimburse expenses above certain limits (see footnote 5).

[5[YYYYY Fund's] manager has agreed until [a/bb/cc] to reimburse all expenses, including management fees, in excess of the following percentage of the average annual net assets of each Fund, so long as such reimbursement would not result in the Fund's inability to qualify as a regulated investment company under the Internal Revenue Code. The total percentages shown in the table for [YY-1, YY-2 and YY-3] are after expense reimbursement. Each percentage shown in the parentheses is what the total for 199[ ] would be in the absence of expense reimbursement: for [YY-1 - xxx%; for YY-2 - xxx%; and for YYY-3 -xxx%].]

6The  annuity  is  designed for retirement planning  purposes.   Surrenders
prior to the Income Date are not consistent with the long-term purposes of the Certificate and the applicable tax laws.

The examples should not be considered a representation of past or future expenses and charges of the Sub-Accounts. Actual expenses may be greater or less than those shown. Similarly, the assumed 5% annual rate of return is not an estimate or a guarantee of future investment performance. See "Deductions" in this prospectus, ["How the Funds are Managed"] in the prospectus for [XXXXX Trust], and ["Trust Management Organizations"] and ["Expenses of the Funds"] in the prospectus for [YYYYY Fund].

                            SYNOPSIS

The following Synopsis should be read in conjunction with the detailed information in this prospectus and the Statement of Additional Information. Please refer to the Glossary of Special Terms for the meaning of certain defined terms. Variations from the information appearing in this prospectus due to individual state requirements are described in supplements which are attached to this prospectus, or in endorsements to the Certificates, as appropriate.

The Certificate allows Certificate Owners to allocate Purchase Payments to the Variable Account [and also to the Fixed Account.] The Variable Account is a separate investment account maintained by Keyport Benefit. [The Fixed Account is part of Keyport Benefit's "general account", which consists of all Keyport Benefit's assets except the Variable Account and the assets of other separate accounts maintained by Keyport Benefit.] Certificate Owners may allocate payments to, and receive annuity payments from the Variable Account [and/or the Fixed Account]. If the Certificate Owner allocates payments to the Variable Account, the accumulation values and annuity payments will fluctuate according to the investment experience of the Sub-Accounts chosen. [If the Certificate Owner allocates payments to the Fixed Account, the accumulation values will increase at guaranteed interest rates and annuity payments will be of a fixed amount. [Fixed Account Values are subject to a limited market value adjustment]. (See ""Keyport Benefit and the Variable Account" on Page xx for more information on the Variable
Account [and Appendix A on Page xx for more information on the Fixed Account].) [If the Certificate Owner allocates payments to both Accounts, then the accumulation values and annuity payments will be variable in part and fixed in part.]

The Certificate permits Purchase Payments to be made on a flexible Purchase Payment basis. The minimum initial payment is $[5,000] [and [$2,000] for individual retirement annuities]. The minimum amount for each subsequent payment is $[1,000] or such lesser amount as Keyport Benefit may permit from time to time [(currently $250)]. (See "Purchase Payments and Applications" on Page x.)

There are no deductions made from Purchase Payments for sales charges at the time of purchase. [A Contingent Deferred Sales Charge may be deducted in the event of a total or partial surrender (see "Partial Withdrawals and Surrender" on Page xx). The Contingent Deferred Sales Charge is based on a graded table of charges. The charge will not exceed [7]% of that portion of the amount surrendered that represents Purchase Payments made during the [seven] years immediately preceding the request for surrender. (See "Deductions for Contingent Deferred Sales Charge" on Page xx.)]

Keyport Benefit deducts a Mortality and Expense Risk Charge, which is equal on an annual basis to [1.25]% of the average daily net asset values in the Variable Account attributable to the Certificates. (See "Deductions for Mortality and Expense Risk Charge" on Page xx.) [Keyport Benefit also deducts a daily Distribution Charge which is equal on an annual basis to [.15%] of the same values. (See "Deductions for Daily Distribution Charge" on Page xx.)] [Keyport Benefit deducts a Daily Administrative Charge which is equal on an annual basis to [.15]% of the same values. (See "Deductions for Daily Administrative Charge" on Page xx.)]

[Keyport Benefit deducts an annual Certificate Maintenance Charge (currently $[36.00]) from the Variable Account Value for administrative expenses. Prior to the Income Date, Keyport Benefit reserves the right to change this charge for future years. [Keyport Benefit will in certain instances waive this charge.] (See "Deductions for Certificate Maintenance Charge" on Page xx.)]

Keyport Benefit reserves the right to deduct a charge of [$50] for each transfer in excess of [12] per Certificate Year [but currently does not do so]. [(See "Transfer of Variable Account Value" on Page xx.)] [(See "Recent Developments" on Page xx.)]

Premium taxes will be charged against the Certificate Value. Currently such premium taxes range from 0% to 5.0%. (See "Deductions for Premium Taxes" on Page xx.)

There are no federal income taxes on increases in the value of a Certificate until a distribution occurs, in the form of a lump sum payment, annuity payments, or the making of a gift or assignment of the Certificate. A federal penalty tax (currently 10%) may also apply. (See "Tax Status" on Page xx.)

The Certificate allows the Certificate Owner to revoke the Certificate generally within 10 days of delivery (see "Right to Revoke" on Page xx). Since Keyport Benefit will refund the Certificate Value, the Certificate Owner will bear the investment risk during the revocation period.

The full financial statements for [the Variable Account and] Keyport Benefit are in the Statement of Additional Information.

                    PERFORMANCE INFORMATION

The Variable Account may from time to time advertise certain performance information concerning its various Sub-Accounts.

[Certain of the Eligible Funds have been available for contracts for periods prior to the commencement of the offering of the Certificates described in this prospectus. Any performance information for such periods will be based on historical results of the Eligible Funds being applied to the Certificate for the specified time periods.]

Performance information is not intended to indicate either past performance under an actual Certificate or future performance.

The Sub-Accounts may advertise total return information for various periods
of  time.   Total  return performance information is based on  the  overall percentage change in value of a hypothetical investment in the specific Sub-Account over a given period of time.

Average annual total return information shows the average percentage change in the value of an investment in the Sub-Account from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied against the Sub-Account and a Certificate [(including any Contingent Deferred Sales Charge that would apply if a Certificate Owner surrendered the Certificate at the end of each period indicated)]. Average total return does not take into account any premium taxes and would be lower if these taxes were included.

In order to calculate average annual total return, Keyport Benefit divides the change in value of a Sub-Account under a Certificate surrendered on a particular date by a hypothetical $1,000 investment in the Sub-Account made by the Certificate Owner at the beginning of the period illustrated. The resulting total rate for the period is then annualized to obtain the average annual percentage change during the period. Annualization assumes that the application of a single rate of return each year during the period will produce the ending value, taking into account the effect of compounding.

The Sub-Accounts may present additional total return information computed on a different basis.

[First, the Sub-Accounts may present total return information computed on the same basis as described above, except deductions will not include the Contingent Deferred Sales Charge. This presentation assumes that the investment in the Certificate continues beyond the period when the Contingent Deferred Sales Charge applies, consistent with the long-term investment and retirement objectives of the Certificate. The total return percentage will thus be higher under this method than the standard method described above.]

[Second,] the Sub-Accounts may present total return information calculated by dividing the change in a Sub-Account's Accumulation Unit value over a specified time period by the Accumulation Unit value of that Sub-Account at the beginning of the period. This computation results in a 12-month change rate or, for longer periods, a total rate for the period which Keyport Benefit annualizes in order to obtain the average annual percentage change in the Accumulation Unit value for that period. The change percentages do not take into account [the Contingent Deferred Sales Charge, the Certificate Maintenance Charge and] premium tax charges. The percentages would be lower if these charges were included.

The [XX-1] Sub-Account is a money market Sub-Account that also may advertise yield and effective yield information. The yield of the Sub-Account refers to the income generated by an investment in the Sub-Account over a specifically identified 7-day period. This income is annualized by assuming that the amount of income generated by the investment during that week is generated each week over a 52-week period and is shown as a percentage. The yield reflects the deduction of all charges assessed against the Sub-Account and a Certificate but does not take into account [Contingent Deferred Sales Charges and] premium tax charges. The yield would be lower if these charges were included.

The effective yield of the [XX-1] Sub-Account is calculated in a similar manner but, when annualizing such yield, income earned by the Sub-Account is assumed to be reinvested. This compounding effect causes effective yield to be higher than yield.

            KEYPORT BENEFIT AND THE VARIABLE ACCOUNT

Keyport Benefit Life Insurance Company was organized under the laws of the State of New York in 1987 as a stock life insurance company, and is a wholly-owned subsidiary of Keyport Life Insurance Company. The executive offices of Keyport Benefit are at 125 High Street, Boston, Massachusetts 02110. The home office is located at 100 Manhattanville Road, Purchase, New York 10577. Keyport Benefit is admitted to conduct life insurance business in New York and Rhode Island.

The Variable Account was established by Keyport Benefit pursuant to the provisions of New York Law on February 6, 1998. The Variable Account meets the definition of "separate account" under the federal securities laws. The Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Such registration does not involve supervision of the management of the Variable Account or Keyport Benefit by the Securities and Exchange Commission.

[Keyport Benefit has been rated [A+ (Superior)] by A.M. Best and Company, independent analysts of the insurance industry.] [Standard & Poor's ("S & P") has rated Keyport Benefit [AA] for [excellent] financial security,[ Moody's has rated Keyport [A1] for [good] financial strength] [and Duff & Phelps has rated Keyport Benefit [AA-] for [very high] claims paying ability]. The Best's [A+] rating is in the [highest] rating category, which also includes [A++]. S & P [and Duff & Phelps] has [have] [one] rating category above [AA] [and Moody's has two rating categories above A]. Within the S & P [AA] category, [only AA+ is higher]. [The Moody's ["1"] modifier signifies that Keyport Benefit is in the [higher] end of the [A] category] [while the Duff & Phelps ["-"] modifier signifies that Keyport Benefit is at the [lower] end of the [AA] category.] These ratings merely reflect the opinion of the rating company as to the relative financial strength of Keyport Benefit and Keyport Benefit's ability to meet its contractual obligations to its policyholders. Even though assets in the Variable Account are held separately from Keyport Benefit's other assets, ratings of Keyport Benefit may still be relevant to Certificate Owners since not all of Keyport Benefit's contractual obligations relate to payments based on those segregated assets (e.g., see "Death Provisions" for Keyport Benefit's obligation after certain deaths to increase the Certificate Value if it is less than Death Benefit Amount or otherwise enhance the death benefit with interest).]

[Keyport Benefit is a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may use the IMSA logo and membership in IMSA in advertisements. Being a member means that Keyport Benefit has chosen to participate in IMSA's Life Insurance Ethical Market Conduct Program.]

Keyport Benefit is one of the Liberty Financial Companies. Keyport Benefit is ultimately controlled by Liberty Mutual Insurance Company of Boston, Massachusetts, a multi-line insurance and financial services institution.

Obligations under the Certificates are the obligations of Keyport Benefit. Although the assets of the Variable Account are the property of Keyport Benefit, these assets are held separately from the other assets of Keyport Benefit and are not chargeable with liabilities arising out of any other business Keyport Benefit may conduct. Income, capital gains and/or capital losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to the income, capital gains, and/or capital losses arising out of any other business Keyport Benefit may conduct. Thus, Keyport Benefit does not guarantee the investment performance of the Variable Account. The Variable Account Value and the amount of variable annuity payments will vary with the investment performance of the investments in the Variable Account.

                            [YEAR 2000 MATTERS

Many existing computer programs use only two digits to identify a year in the date field. These programs were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer applications could fail or create erroneous results by or at the Year 2000. This potential problem has become known as the "Year 2000 issue". The Year 2000 issue affects virtually all companies and organizations.

Computer applications which are affected by the Year 2000 issue could impact Keyport Benefit's business functions in various ways, ranging from a complete inability to perform critical business functions to a loss of productivity in varying degrees. Likewise, the failure of some computer applications could have no impact on critical business functions.

Keyport Benefit is assessing and addressing the Year 2000 issue by implementing a four-step plan. The first two steps involve inventorying all the computer applications which support Keyport Benefit's business functions and prioritizing computer applications which are affected by the Year 2000 issue based upon the degree of impact each has on the functioning of Keyport Benefit's business units. The first two steps of the plan are substantially complete.

The final two steps of the four-step plan involve remediation of affected computer applications (i.e., repairing or replacing programs, including those which interface with third-party computer applications that have unremediated Year 2000 issues, and appropriate testing) and reinstallation of computer applications. For computer applications which are "mission critical" (i.e., their failure would result in the complete inability to perform critical business functions), Keyport Benefit expects to complete the final two steps of the plan by December 31, 1998. Remediation and reinstallation of non-critical computer applications is scheduled to be completed by December 31, 1999.

Keyport Benefit believes that the Year 2000 issue could have a material impact on Keyport Benefit's operations if the four-step plan is not timely implemented. However, based upon the progress that is being made, Keyport Benefit believes that the timetable for implementing the plan will be met and that the Year 2000 issue will not pose significant operational problems for its computer systems.

Keyport Benefit does not expect that the cost of addressing the Year 2000 issue will be material to its financial condition or its results of operations.]

               PURCHASE PAYMENTS AND APPLICATIONS

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******************************************************************

     The minimums and maximums described in the following paragraph may vary within any limits permitted under state insurance law and Keyport Benefit's administrative guidelines in existence at the time of issuance of the Certificate.

******************************************************************
******************************************************************

The initial Purchase Payment is due on the Certificate Date. The minimum initial Purchase Payment is $[5,000] [and [$2,000] for individual retirement annuities]. Additional Purchase Payments can be made at the Certificate Owner's option. Each subsequent Purchase Payment must be at least $[1,000] or such lesser amount as Keyport Benefit may permit from time to time [(currently $250)]. Keyport Benefit may reject any Purchase Payment.

If the application for a Certificate is in good order and it calls for amounts to be allocated to the Variable Account, Keyport Benefit will apply the initial Purchase Payment to the Variable Account and credit the Certificate with Accumulation Units within two business days of receipt. If the application for a Certificate is not in good order, Keyport Benefit will attempt to get it in good order within five business days. If it is not complete at the end of this period, Keyport Benefit will inform the applicant of the reason for the delay and that the Purchase Payment will be returned immediately unless the applicant specifically consents to Keyport Benefit's keeping the Purchase Payment until the application is complete. Once the application is complete, the Purchase Payment will be applied within two business days of its completion. Keyport Benefit has reserved the right to reject any application.

Keyport Benefit confirms, in writing, to the Certificate Owner the allocation of all Purchase Payments and the re-allocation of values after any requested transfer. Keyport Benefit must be notified immediately by the Certificate Owner of any processing error.

Keyport Benefit will permit others to act on behalf of an applicant in certain instances, including the following two examples. First, Keyport Benefit will accept an application for a Certificate that contains a signature signed under a power of attorney if a copy of that power of attorney is submitted with the application. Second, Keyport Benefit will issue a Certificate that is replacing an existing life insurance or annuity policy that was issued by Keyport Benefit or an affiliated company without having previously received a signed application from the applicant. Certain dealers or other authorized persons such as employers and Qualified Plan fiduciaries will inform Keyport Benefit of an applicant's answers to the questions in the application by telephone or by order ticket and cause the initial Purchase Payment to be paid to Keyport Benefit. If the information is in good order, Keyport Benefit will issue the Certificate with a copy of an application completed with that information. The Certificate will be delivered to the Certificate Owner with a letter from Keyport Benefit that will give the Certificate Owner an opportunity to respond to Keyport Benefit if any of the application information is incorrect. Alternatively, Keyport Benefit's letter may request the Certificate Owner to confirm the correctness of the information by signing either a copy of the application or a Certificate delivery receipt that ratifies the application in all respects (in either case, a copy of the signed document would be returned to Keyport Benefit for its permanent records). All purchases are confirmed, in writing, to the applicant by Keyport Benefit. Keyport Benefit's liability under a Certificate extends only to amounts so confirmed.

              INVESTMENTS OF THE VARIABLE ACCOUNT

                Allocations of Purchase Payments

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******************************************************************

     The percentage of required allocations to each Sub-Account may vary from 1% to 10%.

******************************************************************
******************************************************************

Purchase payments applied to the Variable Account will be invested in one or more of the Eligible Fund Sub-Accounts designated as permissible investments in accordance with the selection made by the Certificate Owner in the application. Any selection must specify the percentage of the Purchase Payment that is allocated to each Sub-Account [or must specify the asset allocation model selected. (See "Other Services, the Programs" on Page xx)]. The percentage for each Sub-Account, if not zero, must be at least [10]% and must be a whole number. A Certificate Owner may change the allocation percentages without fee, penalty or other charge. Allocation changes must be made by Written Request unless the Certificate Owner has by Written Request authorized Keyport Benefit to accept telephone allocation instructions from the Certificate Owner or from a person acting for the Certificate Owner as an attorney-in-fact under a power of attorney. By authorizing Keyport Benefit to accept telephone changes, a Certificate Owner agrees to accept and be bound by the conditions and procedures established by Keyport Benefit from time to time. The current conditions and procedures are in Appendix [B] and Certificate Owners authorizing telephone allocation instructions will be notified, in advance, of any changes.

The  Variable  Account  is segmented into Sub-Accounts.   Each  Sub-Account
contains the shares of one of the Eligible Funds and such shares are purchased at net asset value. Eligible Funds and Sub-Accounts may be added or withdrawn as permitted by applicable law. The Sub-Accounts in the Variable Account and the corresponding Eligible Funds currently are as follows:

******************************************************************
******************************************************************

     TEXT  HERE  WILL  DESCRIBE ELIGIBLE FUNDS AND CORRESPONDING  SUB-
     ACCOUNTS

******************************************************************
******************************************************************

Eligible Funds of [XXXXX Trust]         Sub-Accounts

[XX-1]                                  [XX-1 Sub-Account]
[XX-2]                                  [XX-2 Sub-Account]
[XX-3]                                  [XX-3 Sub-Account]

Eligible Funds of [YYYYY Fund]          Sub-Accounts

[YY-1]                                  [YY-1 Sub-Account]
[YY-2]                                  [YY-2 Sub-Account]
[YY-3]                                  [YY-3 Sub-Account]

                         Eligible Funds

The Eligible Funds which are the permissible investments of the Variable Account are the separate funds of [XXXXX Trust, the separate funds of YYYYY Fund], and any other mutual funds with which Keyport Benefit and the Variable Account may enter into a participation agreement for the purpose of making such mutual funds available as Eligible Funds under certain Certificates.

****************************************************************
****************************************************************

    TEXT HERE WILL DESCRIBE INDIVIDUAL INVESTMENT ADVISERS

****************************************************************
****************************************************************

The investment objectives of the Eligible Funds are briefly described below. More detailed information, including investor considerations related to the risks of investing in a particular Eligible Fund, may be found in the current prospectus for that Fund. An investor should read that prospectus carefully before selecting a fund for investing. The prospectus is available, at no charge, from a salesperson or by writing Keyport Benefit' Service Office at the address shown on Page 1 or by calling (800) 437-4466.

Eligible Funds of [XXXXX Trust]
and Variable Account Sub-Accounts       Investment Objective

****************************************************************
****************************************************************

     TEXT HERE WILL DESCRIBE FUNDS AND INVESTMENT OBJECTIVES

****************************************************************
****************************************************************

Eligible Funds of [YYYYY Fund]
and Variable Account Sub-Accounts            Investment Objective

****************************************************************
****************************************************************

     TEXT HERE WILL DESCRIBE FUNDS AND INVESTMENT OBJECTIVES

****************************************************************
****************************************************************

There is no assurance that the Eligible Funds will achieve their stated objectives.

[XXXXX and YYYYY] Funds are funding vehicles for variable annuity contracts and variable life insurance policies offered by separate accounts of Keyport Benefit and of insurance companies affiliated and unaffiliated with Keyport Benefit. The risks involved in this "mixed and shared funding" are disclosed in the Trust's and Fund's prospectus under the caption ["The Trust"] and [SALES AND REDEMPTIONS,] respectively.

               Transfer of Variable Account Value

*****************************************************************
*****************************************************************

     The number of transfers will vary between zero (0) and the maximum number that Keyport Benefit determines is consistent with interpretations of applicable tax law restrictions on contract owner control which may permit an unlimited number of transfers. The transfer charge, if any, imposed on transfers in excess of the stipulated number will not exceed $50. The maximum number of free transfers, assuming the imposition of a transfer charge, will be 12. The minimum amount that may be transferred will range between $0 and $500, and the minimum required remaining Sub-Account Value ranges between $0 and $100.

*****************************************************************
*****************************************************************

Certificate Owners may transfer Variable Account Value from one Sub-Account to another Sub-Account [and/or to the Fixed Account]. [See "Recent Developments".][Currently [x] transfers are permitted.][ The minimum amount of Variable Account Value that may be transferred is [$500] and the remaining Variable Account Value in the Sub-Account is [$100].]

The Certificate allows Keyport Benefit to charge a transfer fee [of [n]] and to limit the number of transfers that can be made in a specified time period. Certificate Owners should be aware that transfer limitations may prevent a Certificate Owner from making a transfer on the date he or she wants to, with the result that the Certificate Owner's future Certificate Value may be lower than it would have been had the transfer been made on the desired date.

Currently, Keyport Benefit [has no limit on the number or frequency of transfers and it] is [not] charging a transfer fee [of [n] for each transfer in excess of [xx] per Certificate Year.] For transfers under different Certificates that are being requested under powers of attorney with a common attorney-in-fact or that are, in Keyport Benefit's determination, based on the recommendation of a common investment adviser or broker/dealer, there is a transfer limitation of one transfer every 30 days or such shorter period as Keyport Benefit may permit.

Keyport Benefit is also limiting each transfer to a maximum of $500,000 or such greater amount as Keyport Benefit may permit. All transfers requested for a Certificate on the same day will be treated as a single transfer and the total combined transfer amount will be subject to the $500,000 limitation. If the $500,000 limitation is exceeded, no amount of the transfer will be executed by Keyport Benefit.

In applying the $500,000 limitation, Keyport Benefit may treat as one transfer all transfers requested by a Certificate Owner for multiple Certificates he or she owns. If the $500,000 limitation is exceeded for multiple transfers requested on the same day that are treated as a single transfer, no amount of the transfer will be executed by Keyport Benefit.

In applying the $500,000 limitation to transfers requested by a common attorney-in-fact or investment adviser, Keyport Benefit will treat as one transfer all transfers requested under different Certificates that are being requested under powers of attorney with a common attorney-in-fact or that are, in Keyport Benefit's determination, based on the recommendation of a common investment adviser or broker/dealer. If the $500,000 limitation is exceeded for multiple transfers requested on the same day that are treated as a single transfer, no amount of the transfer will be executed by Keyport Benefit. If a transfer is executed under one Certificate and, within the next 30 days, a transfer request for another Certificate is determined by Keyport Benefit to be related to the executed transfer under this paragraph's rules, the transfer request will not be executed by Keyport Benefit. In order for it to be executed, it would need to be requested again after the 30 day period has expired and it, along with any other transfer requests that are collectively treated as a single transfer, would need to total less than $500,000.

Keyport Benefit's interest in applying these limitations is to protect the interests of both Certificate Owners who are not engaging in significant transfer activity and Certificate Owners who are engaging in such activity. Keyport Benefit has determined that the actions of Certificate Owners engaging in significant transfer activity among Sub-Accounts may cause an adverse effect on the performance of the Eligible Fund for the Sub-Account involved. The movement of Sub-Account values from one Sub-Account to another may prevent the appropriate Eligible Fund from taking advantage of investment opportunities because it must maintain a liquid position in order to handle redemptions. Such movement may also cause a substantial increase in Fund transaction costs which must be indirectly borne by Certificate Owners.

Certificate Owners will be notified, in advance, of the imposition of any transfer fee or of a change in the limitation on the number of transfers. The fee will not exceed [$50].

Transfers must be made by Written Request unless the Certificate Owner has by Written Request authorized Keyport Benefit to accept telephone transfer requests from the Certificate Owner or from a person acting for the Certificate Owner as an attorney-in-fact under a power of attorney. By authorizing Keyport Benefit to accept telephone transfer instructions, a Certificate Owner agrees to accept and be bound by the conditions and procedures established by Keyport Benefit from time to time. The current conditions and procedures are in Appendix [B] and Certificate Owners authorizing telephone transfers will be notified, in advance, of any changes. Written transfer requests may be made by a person acting for the Certificate Owner as an attorney-in-fact under a power of attorney.

Transfer requests received by Keyport Benefit before the close of trading on the New York Stock Exchange (currently 4:00 PM Eastern Time) will be initiated at the close of business that day. Any requests received later will be initiated at the close of the next business day. Each request from a Certificate Owner to transfer value will be executed by both redeeming and acquiring Accumulation Units on the day Keyport Benefit initiates the transfer.

If 100% of any Sub-Account's value is transferred and the allocation formula for Purchase Payments includes that Sub-Account, then the allocation formula for future Purchase Payments will automatically change unless the Certificate Owner instructs otherwise. For example, if the allocation formula is 50% to Sub-Account A and 50% to Sub-Account B and all of Sub-Account A's value is transferred to Sub-Account B, the allocation formula will change to 100% to Sub-Account B unless the Certificate Owner instructs otherwise.

Substitution of Eligible Funds and Other Variable Account Changes

If the shares of any of the Eligible Funds should no longer be available for investment by the Variable Account or if in the judgment of Keyport Benefit's management further investment in such fund shares should become inappropriate in view of the purpose of the Certificate, Keyport Benefit may add or substitute shares of another Eligible Fund or of another mutual fund for Eligible Fund shares already purchased under the Certificate. No substitution of Fund shares in any Sub-Account may take place without prior approval of the Securities and Exchange Commission and notice to Certificate Owners, to the extent required by the Investment Company Act of 1940.

Keyport Benefit has also reserved the right, subject to compliance with the law as currently applicable or subsequently changed: (a) to operate the Variable Account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law; (b) to take any action necessary to comply with or obtain and continue any exemptions from the Investment Company Act of 1940 or to comply with any other applicable law;
(c) to transfer any assets in any Sub-Account to another Sub-Account, or to one or more separate investment accounts, or to Keyport Benefit's general account; or to add, combine or remove Sub-Accounts in the Variable Account; and (d) to change the way Keyport Benefit assesses charges, so long as the aggregate amount is not increased beyond that currently charged to the Variable Account and the Eligible Funds in connection with the Certificates.

                           DEDUCTIONS

         [Deductions for Certificate Maintenance Charge

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     The Certificate Maintenance Charge will not exceed a maximum dollar amount of $100. Under certain forms of the Certificate Keyport Benefit may not impose any Certificate Maintenance Charge. The amount of purchase payments necessary to support a waiver of the charge ranges between $1000 and $5000.

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Keyport   Benefit  has  responsibility  for  all  administration   of   the
Certificates and the Variable Account. This administration includes, but is not limited to, preparation of the Certificates, maintenance of Certificate Owners' records, and all accounting, valuation, regulatory and reporting requirements. Keyport Benefit assesses a Certificate Maintenance Charge for such services during the accumulation and annuity payment
periods.   At  the  present  time  the Certificate  Maintenance  Charge  is
$[36.00] per Certificate Year. PRIOR TO THE INCOME DATE THE CERTIFICATE MAINTENANCE CHARGE IS NOT GUARANTEED AND MAY BE CHANGED BY KEYPORT BENEFIT.

[The Certificate Maintenance Charge will be waived if:

[(i)]   it is the first Certificate Anniversary,]
[(ii)] the Certificate Value is greater than or equal to [$40,000] on the Certificate Anniversary date this charge is imposed, or [(iii)] Purchase Payments of at least [$2,000] have been made in the prior Certificate Year and there has been no partial withdrawal in the prior Certificate Year.]

[The Certificate Maintenance Charge will be waived on and after the Income Date for the current year if:

(i) variable annuity Option A is applicable; and
(ii) at the time of the first payment of the year, the present value of all of the remaining payments (see "Option A" on Page xx) is greater than or equal to [$40,000].]

Prior to the Income Date, the full amount of the charge will be deducted from the Variable Account Value on each Certificate Anniversary and on the date of any total surrender not falling on the Certificate Anniversary. On the Income Date, a pro-rata portion of the charge due on the next Certificate Anniversary will be deducted from the Variable Account Value. This pro-rata charge covers the period from the prior Certificate Anniversary to the Income Date. For example, if the Income Date occurs 73 days after that prior anniversary, then one-fifth (i.e., 73 days/365 days) of the annual charge would be deducted on the Income Date. The charge will be deducted from each Sub-Account in the proportion that the value of each bears to the Variable Account Value.

Once annuity payments begin on the Income Date or once they begin after surrender benefits are applied under a settlement option, the yearly cost of the Certificate Maintenance Charge for a payee's annuity will be the same as the yearly amount in effect immediately before the annuity payments begin. Keyport Benefit may not later change the amount of the Certificate Maintenance Charge deducted from the annuity payments. The charge will be deducted on a pro-rata basis from each annuity payment. For example, if annuity payments are monthly, then one-twelfth of the annual charge will be deducted from each payment.

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     The Mortality and Expense Risk Charge as stated in the body of the prospectus will vary between 35 and 125 basis points. The variations will depend upon the precise combination of features incorporated into the particular form of the Certificate.

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        Deductions for Mortality and Expense Risk Charge

Although variable annuity payments made to Annuitants will vary in accordance with the investment performance of the investments of the Variable Account, they will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. Keyport Benefit guarantees the Death Benefits described below (see "Death Provisions"). [Keyport Benefit assumes an expense risk that the asset-based Administrative Charge will be insufficient to cover the anticipated portion of Keyport Benefit's administrative expenses.] [Keyport Benefit assumes an expense risk since the Certificate Maintenance Charge after the Income Date will stay the same and not be affected by variations in expenses.]

To compensate it for assuming these mortality and expense risks, for each Valuation Period Keyport Benefit deducts from each Sub-Account a Mortality and Expense Risk Charge equal on an annual basis to [.35 - 1.25]% of the average daily net asset value of the Sub-Account. The charge is deducted during both the accumulation and annuity periods (i.e., both before and after the Income Date). Less than the full charge will be deducted from Sub-Account values attributable to Certificates issued to employees of Keyport Benefit and other persons specified in "Sales of the Certificates".

           [Deductions for Daily Distribution Charge

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     A daily Distribution Charge may not apply to all forms of the
     Certificate. It will be imposed at a maximum rate of 15 basis points of net assets when such imposition combined with any contingent deferred sales charge does not result in the imposition of sales charges that exceed 9% of Purchase Payments.

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Keyport Benefit also deducts from each Sub-Account each Valuation Period a daily Distribution Charge equal on an annual basis to 0.[15]% of the average daily net asset value of the Sub-Account. This charge compensates Keyport Benefit for certain sales distribution expenses relating to the Certificate.

This charge will not be deducted from Sub-Account values attributable to Certificates that have reached the maximum cumulative distribution charge limit defined below and to Certificates issued to employees of Keyport Benefit and other persons specified in "Sales of the Certificates". The charge is also not deducted from Sub-Account values attributable to Annuity Units. Keyport Benefit may decide not to deduct the charge from Sub-Account values attributable to a Certificate issued in an internal exchange or transfer of an annuity contract of Keyport Benefit's general account.]

          [Deductions for Daily Administrative Charge

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     A daily Administrative Charge may not apply to all forms of the
     Certificate. The maximum daily Administrative Charge will be 15 basis points. This charge may be adjusted giving consideration to the amount of the Certificate Maintenance Charge.

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Keyport Benefit also deducts from each Sub-Account each Valuation Period an
Administrative Charge equal on an annual basis to 0.[15]% of the average daily net asset value of the Sub-Account. This charge compensates Keyport Benefit for a portion of the administrative expenses relating to the Contract and the Certificate.]

        [Deductions for Contingent Deferred Sales Charge

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     The Contingent Deferred Sales Charge may not apply to all forms of the Certificate. The Contingent Deferred Sales Charge, including any amounts deducted through the daily Sales Charge, will not exceed 9% of Purchase Payments. The Contingent Deferred Sales Charge, not including any amount deducted through the daily Sales Charge, will in no event exceed a duration of 7 years and 7%.

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A sales charge is not deducted from the Certificate's Purchase Payments when initially received. However, a Contingent Deferred Sales Charge may be deducted upon a surrender.

In order to determine whether a Contingent Deferred Sales Charge will be due upon a partial or total surrender, Keyport Benefit maintains a separate set of records. These records identify the date and amount of each Purchase Payment made to the Certificate and the Certificate Value over time.

Certificate Owners will be permitted to make partial surrenders during the Accumulation Period without incurring a Contingent Deferred Sales Charge, as follows:

     1. In any Certificate Year, Certificate Owners may withdraw an aggregate amount not to exceed, at the time of the withdrawal, the Certificate's earnings, which equal: (a) the Certificate Value, less (b) the portion of the Purchase Payments not previously withdrawn.

     2. In any Certificate Year after the first, Certificate Owners may withdraw, in addition to the amount available in 1., the amount by which 10% of the Certificate Value as of the preceding Certificate Anniversary exceeds the amount available in 1.

Contingent Deferred Sales Charges, as discussed below, will be deducted with respect to withdrawals in excess of these amounts.

In computing the applicable charge amounts, the amount of any surrender in any Certificate Year after the first as set forth in 2. above, will be deducted from the Purchase Payments in chronological order from the oldest to the most recent until the amount is fully deducted. Any amount so deducted will not be subject to a charge.

The following additional amounts will be deducted from the Purchase Payments in the same chronological order: the amount of any surrender in the first Certificate Year in excess of the amount set forth in 1. above and the amount of any surrender in any later Certificate Year in excess of the combined amount set forth in 1. and 2. above. The Contingent Deferred Sales Charge for each Purchase Payment from which a deduction is made will be equal to (a) multiplied by (b), where:

(a)  is the amount so deducted; and

(b) is the applicable percentage for the number of years that have elapsed from the date of that payment to the date of surrender. Years are measured from the month and day of payment to the same month and day in each subsequent calendar year. The percentages applicable to each Purchase Payment during the [seven] years after the date of its payment are: [7% during year 1; 6% during year 2; 5% during year 3; 4% during year 4; 3% during year 5; 2% during year 6; 1% during year 7;] and 0% thereafter.

The applicable Contingent Deferred Sales Charges for each Purchase Payment are then totalled. The lesser of this total amount and the Certificate's maximum cumulative distribution charge will be deducted from the Certificate Value in the same manner as the surrender amount. The maximum cumulative distribution charge is equal to (a) less (b), where (a) is 9% of the total Purchase Payments made to the Certificate and (b) is the sum of all prior Contingent Deferred Sale Charge deductions from the Certificate Value [and all prior Variable Account daily distribution charges applicable to the Certificate from the 0.15% distribution charge factor.] After each surrender, Keyport Benefit's records will be adjusted to reflect any deductions made from the applicable Purchase Payments.

Example: Two Purchase Payments were made one year apart for $5,000 and $7,000. The Certificate Value has grown to an assumed $13,200 when the Certificate Owner decides to withdraw $8,000. The Certificate Value at the beginning of the Certificate Year of surrender was $13,000. The Contingent Deferred Sales Charge percentages at the time of surrender are an assumed 5% for the $5,000 payment and 6% for the $7,000 payment. The portion of the surrender representing the Certificate's earnings ($13,200 less $12,000, or $1,200) would not be subject to charges. Since $1,200 is less than the amount guaranteed not to have charges (10% of $13,000, or $1,300), an additional $100 would not be subject to charges. This $100 would be deducted from the oldest Purchase Payment, reducing it from $5,000 to $4,900. The $1,200 increase in value plus the additional $100 leaves $6,700 ($8,000 - 1,200 - 100) to be deducted. This $6,700 would be deducted from the $4,900 of the first payment still left and $1,800 of the second payment. The total Contingent Deferred Sales Charge would be $4,900 multiplied by the applicable 5% and $1,800 times the applicable 6%, or a total of $353. The distribution charge records would now reflect $0 for the 1st payment and $5,200 for the 2nd payment. The $8,000 requested plus the $353 charge would be deducted from Certificate Values under the rules specified in the "Partial Withdrawals and Surrender" on Page x.

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     The maximum compensation payable on the sale of Certificates is 7.00%

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The Contingent Deferred Sales Charge, when it is applicable, will be used to cover the expenses of selling the Certificate, including compensation paid to selling dealers and the cost of sales literature. Any expenses not covered by the charge will be paid from Keyport Benefit's general account, which may include monies deducted from the Variable Account for the Mortality and Expense Risk Charge. A dealer selling the Certificate may receive up to [6.25%] of Purchase Payments [with additional compensation later based on the Certificate Value of those payments. During certain time periods selected by Keyport Benefit and [KFSC], the percentage may increase to [7.00]%.] [In addition, under certain circumstances, Keyport Benefit or certain of its affiliates, under a marketing support agreement with [KFSC] may pay certain sellers for other services not directly related to the sale of the Certificates such as special marketing support allowances.]

The Contingent Deferred Sales Charge will be waived in the event a Covered Person is confined in a medical facility in accordance with the provisions and conditions of an endorsement relating to such confinements.

The Contingent Deferred Sales Charge will be eliminated under Certificates issued to employees of Keyport Benefit and other persons specified in "Sales of the Certificates".

[Keyport Benefit may reduce or change to 0% any Contingent Deferred Sales Charge percentage under a Certificate issued in an internal exchange or transfer of an annuity contract of Keyport Benefit's general account.]

[Keyport Benefit may allow, under the Systematic Withdrawal Program and under other permitted circumstances, all or part of the amount in 2. above to also be available in the first Certificate Year. If so, the amount in 2. above will be calculated by substituting the initial Purchase Payment for the Certificate Value.]

      [Deductions for Transfers of Variable Account Value

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     The charge for transfers will range from zero to an amount not to exceed $50.


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The Certificate allows Keyport Benefit to charge a transfer fee. Currently no fee is being charged. Certificate Owners will be notified, in advance, of the imposition of any fee. The fee will not exceed $[50].]

                  Deductions for Premium Taxes

Keyport Benefit deducts the amount of any premium taxes levied by any state or governmental entity when paid unless Keyport Benefit elects to defer such deduction. Such premium taxes depend, among other things, on the type of Certificate (Qualified or Non-Qualified), on the state of residence of the Certificate Owner, the state of residence of the Annuitant, the status of Keyport Benefit within such states, and the insurance tax laws of such states. For New York Certificates, the current premium tax rate is 0%.

                  Deductions for Income Taxes

Keyport Benefit will deduct from any amount payable under the Certificate any income taxes that a governmental authority requires Keyport Benefit to withhold with respect to that amount. See "Income Tax Withholding" and "Tax-Sheltered Annuities".

                Total Variable Account Expenses

The Variable Account's total expenses in relation to the Certificate will be [the Certificate Maintenance Charge,] the Mortality and Expense Risk Charge, [the daily Distribution Charge,] [and the Daily Administrative Charge.]

The value of the assets in the Variable Account will reflect the value of Eligible Fund shares and therefore the deductions from and expenses paid out of the assets of the Eligible Funds. These deductions and expenses are described in the Eligible Fund prospectus.

                        [OTHER SERVICES

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     Each of the following Programs may or may not be offered under any form of the Certificate. If only one Program is offered, the plural nature of the first two paragraphs will be adjusted accordingly. The minimum amount that may be transferred under the Dollar Cost Averaging Program ranges between $75 and $750. The required notice period for the Rebalancing Program will not exceed thirty days. The minimum Purchase Payment for the Systematic Investment Program ranges between $50 and $1000. The minimum amount that may be withdrawn under the Systematic Withdrawal Program ranges between $100 and $250.

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[The Program[s]].  Keyport Benefit offers several investment related programs which are available only prior to the Income Date: [Asset Allocation]; [Dollar Cost Averaging]; [Systematic Investment]; and [Systematic Withdrawal] Programs. [A Rebalancing Program is available prior to and after the Income Date.] Under each Program that utilizes transfers, the related transfers between and among Sub-Accounts [and the Fixed Account] are not counted as one of the [twelve] free transfers. Each of the Programs has its own requirements, as discussed below. Keyport Benefit reserves the right to terminate any Program.

If the Certificate Owner has submitted the required telephone authorization form, certain changes may be made by telephone. For those Programs involving transfers, Owners may change instructions by telephone with regard to which Sub-Accounts [or the Fixed Account] Certificate Value may be transferred. The current conditions and procedures are described in Appendix [B].

[Dollar Cost Averaging Program. Keyport Benefit offers a Dollar Cost Averaging program that Certificate Owners may participate in by Written Request. The program periodically transfers Accumulation Units from the [XX-1] Sub-Account [or the One-Year Guarantee Period of the Fixed Account] to other Sub-Accounts selected by the Certificate Owner. The program allows a Certificate Owner to invest in Variable Sub-Accounts over time rather than having to invest in those Sub-Accounts all at once. The program is available for initial and subsequent Purchase Payments and for Certificate Value transferred into the [XX-1] Sub-Account [or the One-Year Guarantee Period.] Under the program, Keyport Benefit makes automatic transfers on a periodic basis out of the [XX-1] Sub-Account [or the One-Year Guarantee Period] into one or more of the other available Sub-Accounts (Keyport Benefit reserves the right to limit the number of Sub-Accounts the Certificate Owner may choose but there are currently no limits).

The Certificate Owner by Written Request must specify the [XX-1] Sub-Account [or the One-Year Guarantee Period] from which the transfers are to be made, the monthly amount to be transferred [(minimum $750)] and the Sub-Account(s) to which the transfers are to be made. The first transfer will occur at the close of the Valuation Period designated by Keyport Benefit that is within 30 days after the receipt of the Certificate Owner's Written Request. Each succeeding transfer will occur at the close of the same Valuation Period of the subsequent chosen interval one month later (e.g., if monthly transfers are selected and the first transfer occurs on April 8, the second transfer will occur at the close of the Valuation Period that includes May 8). When the remaining value is less than the monthly transfer amount, that remaining value will be transferred and the program will end. Before this final transfer, the Certificate Owner may extend the program by allocating additional Purchase Payments to the [XX-1] Sub-Account [or the One-Year Guarantee Period] or by transferring Certificate Value to the [XX-1] Sub-Account [or the One-Year Guarantee Period.] The Certificate Owner may, by Written Request or by telephone, change the monthly amount to be transferred, change the Sub-Account(s) to which the transfers are to be made, or end the program. The program will automatically end if the Income Date occurs. Keyport Benefit reserves the right to end the program at any time by sending the Certificate Owner a notice one month in advance.

Written or telephone instructions must be received by Keyport Benefit by the end (currently 4:00 PM Eastern Time) of the business day preceding the next scheduled transfer in order to be in effect for that transfer. Telephone instructions are subject to the conditions and procedures established by Keyport Benefit from time to time. The current conditions and procedures appear in Appendix [B], and Certificate Owners in a dollar cost averaging program will be notified, in advance, of any changes.]

[Asset Allocation Program

Certificate Owners may select from five asset allocation model portfolios separately developed by Ibbotson Associates and Standard & Poor's. (Model A - Capital Preservation, Model B - Income and Growth, Model C - Moderate Growth, Model D - Growth, and Model E - Aggressive Growth.) If a Certificate Owner elects one of the models, initial and subsequent Purchase Payments will automatically be allocated among the Sub-Accounts in the model. Only one model may be used in a Certificate at a time. Certificate Owners may use a questionnaire and scoring system to determine the model which corresponds to their risk tolerance and time horizons.

Periodically Ibbotson Associates and Standard & Poor's will review the models and may determine that a reconfiguration of the Sub-Accounts and percentage allocations among those Sub-Accounts is appropriate. Certificate Owners will receive notification prior of any reconfiguration.

[The Fixed Account is not available in any asset allocation model. A Certificate Owner may allocate initial or subsequent Purchase Payments, or Certificate Value, between an asset allocation model and the Fixed Account.]]

[Rebalancing Program. In accordance with the Certificate Owner's election of the relative Purchase Payments percentage allocations, Keyport Benefit will automatically rebalance the Certificate Value of each Sub-Account [either] [monthly,] [quarterly,] [semi-annually,] [or] [annually]. On the last day of the [period selected] [month] [calendar quarter] [year], Keyport Benefit will automatically rebalance the Certificate Value in each of the Sub-Accounts to match the current Purchase Payments percentage allocations. The Program may be terminated at any time and the percentages may be altered by Written Request. The requested change must be received at the Service Office [thirty (30)] days prior to the end of the [period selected] [month] [calendar quarter] [year]. [Certificate Value allocated to the Fixed Account is not subject to automatic rebalancing.] After the Income Date, automatic rebalancing applies only to variable annuity payments and Keyport Benefit will rebalance the number of Annuity Units in each Sub-Account. Annuity Units are used to calculate the amount of each Sub-Account annuity payment; see "Variable Annuity Benefits") in the Statement of Additional Information.]

[Systematic Investment Program. Purchase Payments under Non-Qualified Certificates may be made by monthly deductions from the bank account [or payroll] of any Certificate Owner that has completed and returned to Keyport Benefit a Systematic Investment Program application and authorization form. The application and authorization form may be obtained from Keyport Benefit or from the sales representative. Each Systematic Investment Program Purchase Payment is subject to a minimum of $50.]

[Systematic Withdrawal Program. To the extent permitted by law, Keyport Benefit will make monthly, quarterly, semi-annually or annual distributions of a predetermined dollar amount to a Certificate Owner that has enrolled in the Systematic Withdrawal Program. Under the Program, all distributions will be made directly to the Certificate Owner and will be treated for federal tax purposes as any other withdrawal or distribution of Certificate Value. (See "Tax Status".) A Certificate Owner may specify the amount of each partial withdrawal, subject to a minimum of [$50]. [Systematic withdrawals may [only] be made from the Sub-Accounts [and the [One] Year Guarantee Period of the Fixed Account.]] [In each Certificate Year, portions of Certificate Value may be withdrawn without the imposition of any Contingent Deferred Sales Charge ("Free Withdrawal Amount"). If withdrawals pursuant to the Program are greater than the Free Withdrawal Amount, the amount of the withdrawals greater than the Free Withdrawal Amount will be subject to the applicable Contingent Deferred Sales Charge. Any unrelated voluntary partial withdrawal a Certificate Owner makes during a Certificate Year will be aggregated with withdrawals pursuant to the Program to determine the applicability of any Contingent Deferred Sales Charge under the Certificate provisions regarding partial withdrawals.]

Unless the Certificate Owner specifies the Sub-Account or Sub-Accounts [or the Fixed Account] from which withdrawals of Certificate Value shall be made or if the amount in a specified Sub-Account is less than the predetermined amount, Keyport Benefit will make withdrawals under the Program from the Sub-Accounts [and the Fixed Account] in amounts proportionate to the amounts in the Sub-Accounts [and the Fixed Account.] All withdrawals under the Program will be effected by canceling the number of Accumulation Units equal in value to the amount to be distributed to the Certificate Owner [and any applicable Contingent Deferred Sales Charge].

[The Program may be combined with all other Programs [except the Systematic Investment Program].]

[It may not be advisable to participate in the Systematic Withdrawal Program and incur a Contingent Deferred Sales Charge when making additional Purchase Payments under the Certificate.]]

                        THE CERTIFICATES

                     Variable Account Value

The Variable Account Value for a Certificate is the sum of the value of each Sub-Account to which values are allocated under a Certificate. The value of each Sub-Account is determined at any time by multiplying the number of Accumulation Units attributable to that Sub-Account by the Accumulation Unit value for that Sub-Account at the time of determination. The Accumulation Unit value is an accounting unit of measure used to determine the change in an Accumulation Unit's value from Valuation Period to Valuation Period.

Each Purchase Payment that is made results in additional Accumulation Units being credited to the Certificate and the appropriate Sub-Account thereunder. The number of additional units for any Sub-Account will equal the amount allocated to that Sub-Account divided by the Accumulation Unit value for that Sub-Account at the time of investment.

                       Valuation Periods

The Variable Account is valued each Valuation Period using the net asset value of the Eligible Fund shares. A Valuation Period is the period commencing at the close of trading on the New York Stock Exchange on each Valuation Date and ending at the close of trading for the next succeeding Valuation Date. A Valuation Date is each day that the New York Stock Exchange is open for business. The New York Stock Exchange is currently closed on weekends, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                     Net Investment Factor

Variable Account Value will fluctuate in accordance with the investment results of the underlying Eligible Funds. In order to determine how these fluctuations affect value, Keyport Benefit utilizes an Accumulation Unit value. Each Sub-Account has its own Accumulation Units and value per Unit. The Unit value applicable during any Valuation Period is determined at the end of that period.

When Keyport Benefit first purchased Eligible Fund shares on behalf of the Variable Account, Keyport Benefit valued each Accumulation Unit at a specified dollar amount. The Unit value for each Sub-Account in any Valuation Period thereafter is determined by multiplying the value for the prior period by a net investment factor. This factor may be greater or less than 1.0; therefore, the Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. Keyport Benefit calculates a net investment factor for each Sub-Account by dividing (a) by (b) and then subtracting (c) (i.e., (a/b) _ c), where:

(a) is equal to:

          (i) the net asset value per share of the Eligible Fund at the end of the Valuation Period; plus

          (ii) the per share amount of any distribution made by the Eligible Fund if the "ex-dividend" date occurs during that same Valuation Period.

(b) is the net asset value per share of the Eligible Fund at the end of the prior Valuation Period.

(c)  is equal to:

               (i) the Valuation Period equivalent of the Mortality and Expense Risk Charge; plus

               [(ii)     the Valuation Period equivalent of the daily
               Distribution Charge; plus]

               [(iii)    the Valuation Period equivalent of the daily
               Administrative Charge; plus]

               [(iv)]    a charge factor, if any, for any tax provision
               established by Keyport Benefit as a result of the operations of that Sub-Account.

[If a Certificate ever reaches the maximum cumulative sales charge limit defined in "Deductions for Contingent Deferred Sales Charge", Unit values without (c)(ii) above will be used thereafter.] For Certificates issued to employees of Keyport Benefit and other persons specified in "Sales of the Certificates", Unit values with [.35]% in (c)(i) above [and without (c)(ii) above will be used. Unit values without (c)(ii) above may be used for certain Certificates issued in an internal exchange or transfer (see "Deductions for Daily Distribution Charges".]

                Modification of the Certificate

Only Keyport Benefit's President or Secretary may agree to alter the Certificate or waive any of its terms. Any changes must be made in writing and with the Certificate Owner's consent, except as may be required by applicable law.

                        Right to Revoke

The Certificate Owner may return the Certificate within 10 days after he or she receives it by delivering or mailing it to Keyport Benefit's Service Office. The return of the Certificate by mail will be effective when the postmark is affixed to a properly addressed and postage-prepaid envelope. The returned Certificate will be treated as if Keyport Benefit never issued it and Keyport Benefit will refund the Certificate Value.

        DEATH PROVISIONS FOR NON-QUALIFIED CERTIFICATES

Death of Primary Owner, Joint Owner or Certain Non-Owner Annuitant

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     One or more of the three Death Benefit options described below may be included under any form of the Certificate.

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These provisions apply if, before the Income Date while the Certificate is
In Force, the primary Certificate Owner or any joint Certificate Owner dies (whether or not the decedent is also the Annuitant) or the Annuitant dies under a Certificate with a non-natural Certificate Owner such as a trust. The Designated Beneficiary will control the Certificate after such a death.

If the decedent's surviving spouse (if any) is the sole Designated Beneficiary, the surviving spouse will automatically become the new sole primary Certificate Owner as of the decedent's date of death. And, if the Annuitant is the decedent, the new Annuitant will be any living contingent annuitant, otherwise the surviving spouse. The Certificate may continue until another death occurs (i.e., until the death of the Annuitant, primary Certificate Owner or joint Certificate Owner). Except for this paragraph, all of "Death Provisions" will apply to that subsequent death.

In all other cases, the Certificate may continue up to five years from the date of death. During this period, the Designated Beneficiary may exercise all ownership rights, including the right to make transfers or partial surrenders or the right to totally surrender the Certificate for its Surrender Value. If the Certificate is still in effect at the end of the five-year period, Keyport Benefit will automatically end it then by paying the Certificate Value to the Designated Beneficiary. If the Designated Beneficiary is not then alive, Keyport Benefit will pay any person(s) named by the Designated Beneficiary in a Written Request; otherwise the Designated Beneficiary's estate.

The Covered Person under this paragraph shall be [the decedent if he or she is the first to die of] the primary Certificate Owner, [Joint Certificate Owner], [Annuitant], or, if there is a non-natural Certificate Owner such as a trust, the Annuitant shall be the Covered Person. If the Covered Person dies, the Certificate Value will be increased, as provided below, if it is less than the Death Benefit Amount ("DBA"). The DBA is:

[[1]. The DBA at issue is the initial Purchase Payment. Thereafter, it is the prior death benefit plus any additional Purchase Payments, less any partial withdrawals, including any applicable surrender charge.]

[[2]. The DBA at issue is the initial Purchase Payment. Thereafter, the DBA is calculated for each Valuation Period by adding any additional Purchase Payments, and deducting any partial withdrawals, including any applicable surrender charge. This resulting amount is the "net Purchase Payment death benefit". The Certificate Value for each Certificate Anniversary (the "Anniversary Value") before the [81st] birthday of the Covered Person is determined. Each Anniversary Value is increased by any Purchase Payments made after that anniversary. This resultant value is then decreased by an amount calculated at the time of any partial withdrawal made after that anniversary. The amount is calculated by taking the amount of any partial withdrawal, and dividing by the Certificate Value immediately preceding the partial withdrawal, and then multiplying by the Anniversary Value immediately preceding the withdrawal. The greatest Anniversary Value, as so adjusted, (the "greatest Anniversary Value") is the DBA unless the net Purchase Payment death benefit is higher. The net Purchase Payment death benefit will be the DBA if such amount is higher than the greatest Anniversary Value.]

[[3]. The DBA at issue is the initial Purchase Payment. Thereafter, the DBA is calculated for each Valuation Period by applying a death benefit interest rate to the previously calculated DBA, adding any Purchase Payments made during the current Valuation Period and deducting any partial withdrawals, including any applicable surrender charge, taken during the current Valuation Period. The death benefit interest rate is applied to each Purchase Payment until it equals the Maximum Guaranteed Death Benefit. Initially, the Maximum Guaranteed Death Benefit will be a multiple of the initial and additional Purchase Payments made, each computed separately, determined as of the date of death based on such factors as the then stipulated interest rate or the net rate of return of certain Sub-Accounts [or the Fixed Account], as described below. Thereafter, the Maximum Guaranteed Death Benefit as of the effective date of a partial withdrawal is reduced first by the amount of the withdrawal representing earnings and second in proportion to the reduction in Certificate Value for any partial withdrawal representing Purchase Payments.

The death benefit interest rate compounded annually will be a stipulated interest rate, except that with regard to amounts in the Sub-Accounts investing in money market, short term bond or income Funds or [the General Account (the "Fixed Account")] the interest rate applied will be the net rate of return for such Funds, respectively, if it is less than the stipulated death benefit interest rate.]

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The period of time during which the Surrender Charge may be waived following death ranges between 60 and 180 days.

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When Keyport Benefit receives due proof of the Covered Person's death,
Keyport Benefit will compare, as of the date of death, the Certificate Value to the DBA. If the Certificate Value was less than the DBA, Keyport Benefit will increase the current Certificate Value by the amount of the difference. Note that while the amount of the difference is determined as of the date of death, that amount is not added to the Certificate Value until Keyport Benefit receives due proof of death. The amount to be credited will be allocated to the Variable Account [and/or the Fixed Account] based on the Purchase Payment allocation selection that is in effect when Keyport Benefit receives due proof of death. [Whether or not the Certificate Value is increased because of this minimum death provision, the Designated Beneficiary may, by the later of the 90th day after the Covered Person's death and the 60th day after Keyport Benefit is notified of the death, surrender the Certificate for the Certificate Withdrawal Value without any applicable Contingent Deferred Sales Charge being deducted. For a surrender after the applicable 90 or 60 day period and for a surrender at any time after the death of a non-Covered Person, any applicable Contingent Deferred Sales Charge would be deducted.] If the Certificate is not surrendered, it will continue for the time period specified above.

Payment of Benefits. Instead of receiving a lump sum, the Certificate Owner or any Designated Beneficiary may direct by Written Request that Keyport Benefit pay any benefit of $5,000 or more under an annuity payment option that meets the following: (a) the first payment to the Designated Beneficiary must be made no later than one year after the date of death;
(b) payments must be made over the life of the Designated Beneficiary or over a period not extending beyond that person's life expectancy; and (c) any payment option that provides for payments to continue after the death of the Designated Beneficiary will not allow the successor payee to extend the period of time over which the remaining payments are to be made.

Death of Certain Non-Certificate Owner Annuitant. These provisions apply if, before the Income Date while the Certificate is In Force, (a) the Annuitant dies, (b) the Annuitant is not a Certificate Owner, and (c) the Certificate Owner is a natural person. The Certificate will continue after the Annuitant's death. The new Annuitant will be any living contingent annuitant, otherwise the primary Certificate Owner. If the Annuitant is the first to die of the Certificate's primary Certificate Owner, Joint Certificate Owner and Annuitant, then the Annuitant is the Covered Person and the Certificate Value will be increased, as provided below, if it is less than the Death Benefit Amount ("DBA"), as defined above. When Keyport Benefit receives due proof of the Annuitant's death, Keyport Benefit will compare, as of the date of death, the Certificate Value to the DBA. If the Certificate Value was less than the DBA, Keyport Benefit will increase the current Certificate Value by the amount of the difference. Note that while the amount of the difference is determined as of the date of death, that amount is not added to the Certificate Value until Keyport Benefit receives due proof of death. The amount to be credited will be allocated to the Variable Account [and/or the Fixed Account] based on the Purchase Payment allocation selection that is in effect when Keyport Benefit receives due proof of death. Whether or not the Certificate Value is increased because of this minimum death provision, the Certificate Owner may surrender the Certificate within 90 days of the date of the Annuitant's death for the Certificate Withdrawal Value [without any applicable Contingent Deferred Sales Charge being deducted]. [For a surrender after 90 days, any applicable Contingent Deferred Sales Charge would be deducted.]

          DEATH PROVISIONS FOR QUALIFIED CERTIFICATES

Death of Annuitant. If the Annuitant dies before the Income Date while the Certificate is In Force, the Designated Beneficiary will control the Certificate after such a death. The Certificate Value will be increased, as provided below, if it is less than the Death Benefit Amount ("DBA") as defined above. When Keyport Benefit receives due proof of the Annuitant's death, Keyport Benefit will compare, as of the date of death, the Certificate Value to the DBA. If the Certificate Value was less than the DBA, Keyport Benefit will increase the current Certificate Value by the amount of the difference. Note that while the amount of the difference is determined as of the date of death, that amount is not added to the Certificate Value until Keyport Benefit receives due proof of death. The amount to be credited will be allocated to the Variable Account [and/or the Fixed Account] based on the Purchase Payment allocation selection that is in effect when Keyport Benefit receives due proof of death. [Whether or not the Certificate Value is increased because of this minimum death provision, the Designated Beneficiary may, by the later of the 90th day after the Annuitant's death and the 60th day after Keyport Benefit is notified of the death, surrender the Certificate for the Certificate Withdrawal Value without any applicable Contingent Deferred Sales Charge being deducted. For a surrender after the applicable 90 or 60 day period, any applicable Contingent Deferred Sales Charge would be deducted.]

If the Certificate is not surrendered, it may continue for the time period permitted by the Internal Revenue Code provisions applicable to the particular Qualified Plan. During this period, the Designated Beneficiary may exercise all ownership rights, including the right to make transfers or partial withdrawals or the right to totally surrender the Certificate for its Certificate Withdrawal Value. If the Certificate is still in effect at the end of the period, Keyport Benefit will automatically end it then by paying the Certificate Withdrawal Value [(without the deduction of any applicable Contingent Deferred Sales Charge)] to the Designated Beneficiary. If the Designated Beneficiary is not alive then, Keyport Benefit will pay any person(s) named by the Designated Beneficiary in a Written Request; otherwise the Designated Beneficiary's estate.

Payment of Benefits. Instead of receiving a lump sum, the Certificate Owner or any Designated Beneficiary may direct by Written Request that Keyport Benefit pay any benefit of $5,000 or more under an annuity payment option that meets the following: (a) the first payment to the Designated Beneficiary must be made no later than one year after the date of death;
(b) payments must be made over the life of the Designated Beneficiary or over a period not extending beyond that person's life expectancy; and (c) any payment option that provides for payments to continue after the death of the Designated Beneficiary will not allow the successor payee to extend the period of time over which the remaining payments are to be made.

                     CERTIFICATE OWNERSHIP

The Certificate Owner shall be the person designated in the application. The Certificate Owner may exercise all the rights of the Certificate. Joint Certificate Owners are permitted but not contingent Certificate Owners.

The Certificate Owner may by Written Request change the Certificate Owner, primary beneficiary, contingent beneficiary or contingent annuitant. An irrevocably-named person may be changed only with the written consent of such person.

Because a change of Certificate Owner by means of a gift (i.e., a transfer without full and adequate consideration) may be a taxable event, a Certificate Owner should consult a competent tax adviser as to the tax consequences resulting from such a transfer.

Any Qualified Certificate may have limitations on transfer of ownership. A Certificate Owner should consult the Plan Administrator and a competent tax adviser as to the tax consequences resulting from such a transfer.

                           ASSIGNMENT

The Certificate Owner may assign the Certificate at any time. A copy of any assignment must be filed with Keyport Benefit. The Certificate Owner's rights and those of any revocably-named person will be subject to the assignment. Any Qualified Certificate may have limitations on assignability.

Because an assignment may be a taxable event, a Certificate Owner should consult a competent tax adviser as to the tax consequences resulting from any such assignment.

               PARTIAL WITHDRAWALS AND SURRENDER

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     The minimum amount to be withdrawn will range between $100 and
     $500 and required Certificate Value following a withdrawal will range between $500 to $2500.

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The Certificate Owner may make partial withdrawals from the Certificate.
Keyport Benefit must receive a Written Request and the minimum amount to be withdrawn must be at least [$300] or such lesser amount as Keyport Benefit may permit in conjunction with a Systematic Withdrawal Program. If the Certificate Value after a partial withdrawal would be below $[2,500], Keyport Benefit will treat the request as a withdrawal of only the excess amount over $[2,500]. [The amount withdrawn will include any applicable Contingent Deferred Sales Charge and therefore the amount actually withdrawn may be greater than the amount of the surrender check requested.] Unless the request specifies otherwise, the total amount withdrawn will be deducted from all Sub-Accounts of the Variable Account in the ratio that the value in each Sub-Account bears to the total Variable Account Value. [If there is no value, or insufficient value, in the Variable Account, then the amount surrendered, or the insufficient portion, will be deducted from the Fixed Account in the ratio that each Guarantee Period's value bears to the total Fixed Account Value.]

The Certificate Owner may totally surrender the Certificate by making a Written Request. Surrendering the Certificate will end it. Upon surrender, the Certificate Owner will receive the Certificate Withdrawal Value.

Keyport Benefit will pay the amount of any surrender within seven days of receipt of such request. Alternatively, the Certificate Owner may purchase for himself or herself an annuity option with any surrender benefit of at least $5,000. Keyport Benefit's consent is needed to choose an option if the Certificate Owner is not a natural person.

Annuity options based on life contingencies cannot be surrendered after annuity payments have begun. Option A, which is not based on life contingencies, may be surrendered if a variable payout has been selected.

Because of the potential tax consequences of a full or partial surrender, a Certificate Owner should consult a competent tax adviser regarding a surrender.

                       ANNUITY PROVISIONS

                        Annuity Benefits

If the Annuitant is alive on the Income Date and the Certificate is In Force, payments will begin under the annuity option or options the Certificate Owner has chosen. The amount of the payments will be determined by applying the Certificate Value [increased or decreased by a limited Market Value Adjustment of Fixed Account Value described in Appendix A](less any premium taxes not previously deducted [and less any applicable Certificate Maintenance Charge]) on the Income Date in accordance with the option selected.

                 Income Date and Annuity Option

The Certificate Owner may select an Income Date and an Annuity Option at the time of application. If the Certificate Owner does not select a Annuity Option, Option B will automatically be designated. If the Certificate Owner does not select an Income Date for the Annuitant, the Income Date will automatically be the earlier of (i) the later of the Annuitant's 90th birthday and the 10th Certificate Anniversary and (ii) any maximum date permitted under state law.

                 Change in Income Date and Annuity Option

The Certificate Owner may choose or change an Annuity Option or the Income Date by making a Written Request to Keyport Benefit at least 30 days prior to the Income Date. However, any Income Date must be: (a) for fixed annuity options, not earlier than the first Certificate Anniversary; and
(b) not later than the earlier of (i) the later of the Annuitant's 90th birthday and the 10th Certificate Anniversary and (ii) any maximum date permitted under state law.

                        Annuity Options

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     Keyport Benefit does not currently anticipate offering any additional variable annuity options, but may offer additional fixed annuity options. Any additional variable annuity options would be limited to those that could be added by a filing pursuant to Rule 497 or Rule 485(b).

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The Annuity Options are:

     Option A: Income for a Fixed Number of Years;

     Option B: Life Income with 10 Years of Payments Guaranteed; and

     Option C: Joint and Last Survivor Income.

Other options may be arranged by mutual consent. Each option is available in two forms--as a variable annuity for use with the Variable Account and as a fixed annuity for use with [Keyport Benefit's general account] [Fixed Account]. Variable annuity payments will fluctuate while fixed annuity payments will not. The dollar amount of each fixed annuity payment will be determined by deducting from the Certificate Value [increased or decreased by a limited Market Value Adjustment described in Appendix A] any premium taxes not previously deducted and any applicable Certificate Maintenance Charge and then dividing the remainder by $1,000 and multiplying the result by the greater of: (a) the applicable factor shown in the appropriate table in the Certificate; or (b) the factor currently offered by Keyport Benefit at the time annuity payments begin. This current factor may be based on the sex of the payee unless to do so would be prohibited by law.]

If no Annuity Option is selected, Option B will automatically be applied. Unless the Certificate Owner chooses otherwise, Variable Account Value, less any premium taxes not previously deducted [and less any applicable Certificate Maintenance Charge] will be applied to a variable annuity option [and Fixed Account Value [increased or decreased by a limited Market Value Adjustment described in Appendix A] less any premium taxes not previously deducted will be applied to a fixed annuity option.] Whether variable or fixed, the same Certificate Value applied to each option will produce a different initial annuity payment as well as different subsequent payments.

The payee is the person who will receive the sum payable under an annuity option. Any annuity option that provides for payments to continue after the death of the payee will not allow the successor payee to extend the period of time over which the remaining payments are to be made.

If the amount available to apply under any variable or fixed option is less than $5,000, Keyport Benefit has reserved the right to pay such amount in one sum to the payee in lieu of the payment otherwise provided for.

Annuity payments will be made monthly unless quarterly, semi-annual or annual payments are chosen by Written Request. However, if any payment provided for would be or becomes less than $100, Keyport Benefit has the right to reduce the frequency of payments to such an interval as will result in each payment being at least $100.

Option A: Income For a Fixed Number of Years. Keyport Benefit will pay an annuity for a chosen number of years, not fewer than 5 nor over [50] [(a period of years over 30 may be chosen only if it does not exceed the difference between age 100 and the Annuitant's age on the date of the first payment)]. [Option A is referred to as Preferred Income Plan (PIP).] At any time while variable annuity payments are being made, the payee may elect to receive the following amount: (a) the present value of the remaining payments, commuted at the interest rate used to create the annuity factor for this option (this interest rate is [5%] per year, unless [3]% per year is chosen by Written Request at the time the option is selected); [less (b) any Contingent Deferred Sales Charge due by treating the value defined in (a) as a total surrender. (See "Deductions for Contingent Deferred Sales Charge".] Instead of receiving a lump sum, the payee may elect another payment option and the amount applied to the option will not be reduced by the charge defined in (b) above. If, at the death of the payee, Option A payments have been made for fewer than the chosen number of years:

(a) payments will be continued during the remainder of the period to the successor payee; or

(b) that successor payee may elect to receive in a lump sum the present value of the remaining payments, commuted at the interest rate used to create the annuity factor for this option. For the variable annuity, this interest rate is [5%] per year, unless [3]% per year has been chosen by the payee at the time the option is selected.

The Mortality and Expense Risk Charge is deducted during the Option A payment period if a variable payout has been selected, but Keyport Benefit has no mortality risk during this period.

[Keyport Benefit has available a "level monthly" payment option that can be chosen for variable payments under Option A. Under this option, the monthly payment amount changes every twelve months instead of every month as would be the case under the standard monthly payment frequency. The "level monthly" option converts an annual payment amount into twelve equal monthly payments as follows. Each annual payment will be determined as described below in "Variable Annuity Payment Values". Each annual payment will then be placed in Keyport Benefit's general account, from which it will be paid out in twelve equal monthly payments. The sum of the twelve monthly payments will exceed the annual payment amount because of an interest rate factor used by Keyport Benefit that will vary from year to year. If the payments are commuted, (1) the commutation method described above for calculating the present value of remaining payments applies to any remaining annual payments and (2) any unpaid monthly payments out of the current twelve will be commuted at the interest rate that was used to determine those twelve current monthly payments.]

See "Annuity Payments" on Page x for the manner in which Option A may be taxed.

Option B: Life Income with 10 Years of Payments Guaranteed. Keyport Benefit will pay an annuity during the lifetime of the payee. If, at the death of the payee, payments have been made for less than 10 years:

(a) payments will be continued during the remainder of the period to the successor payee; or

(b) that successor payee may elect to receive in a lump sum the present value of the remaining payments, commuted at the interest rate used to create the annuity factor for this option. For the variable annuity, this interest rate is [5%] per year, unless [3]% per year had been chosen by the payee at the time the option was selected.

The amount of the annuity payments will depend on the age of the payee on the Income Date and it may also depend on the payee's sex.

Option C: Joint and Last Survivor Income. Keyport Benefit will pay an annuity for as long as either the payee or a designated second natural person is alive. The amount of the annuity payments will depend on the age of both persons on the Income Date and it may also depend on each person's sex. IT IS POSSIBLE UNDER THIS OPTION TO RECEIVE ONLY ONE ANNUITY PAYMENT IF BOTH PAYEES DIE AFTER THE RECEIPT OF THE FIRST PAYMENT OR TO RECEIVE ONLY TWO ANNUITY PAYMENTS IF BOTH PAYEES DIE AFTER RECEIPT OF THE SECOND PAYMENT AND SO ON.

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The frequency with which Certificate Owners may transfer the Sub-Accounts from which variable annuity payments are made with vary between 0 and an unlimited number of times during periods varying between 1 and 12 months.

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                Variable Annuity Payment Values

The amount of the first variable annuity payment is determined by Keyport Benefit using an annuity purchase rate that is based on an assumed annual investment return of [5%] per year, unless [3]% is chosen by Written Request. Subsequent variable annuity payments will fluctuate in amount and reflect whether the actual investment return of the selected Sub-Account(s) (after deducting the Mortality and Expense Risk Charge) is better or worse than the assumed investment return. The total dollar amount of each variable annuity payment will be equal to: (a) the sum of all Sub-Account payments; [less (b) the pro-rata amount of the annual Certificate Maintenance Charge.] Currently, a payee may instruct Keyport Benefit to change the Sub-Account(s) used to determine the amount of the variable annuity payments [unlimited] [1] time[s] every [6] months.

          Proof of Age, Sex, and Survival of Annuitant

Keyport Benefit may require proof of age, sex or survival of any payee upon whose age, sex or survival payments depend. If the age or sex has been misstated, Keyport Benefit will compute the amount payable based on the correct age and sex. If income payments have begun, any underpayments Keyport Benefit may have made will be paid in full with the next annuity payment. Any overpayments, unless repaid in one sum, will be deducted from future annuity payments until Keyport Benefit is repaid in full.

                          SUSPENSION OF PAYMENTS

Keyport Benefit reserves the right to postpone surrender payments from the Fixed Account for up to six months. Keyport Benefit reserves the right to suspend or postpone any type of payment from the Variable Account for any period when: (a) the New York Stock Exchange is closed other than customary weekend or holiday closings; (b) trading on the Exchange is restricted; (c) an emergency exists as a result of which it is not reasonably practicable to dispose of securities held in the Variable Account or determine their value; or (d) the Securities and Exchange Commission permits delay for the protection of security holders. The applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions described in (b) and (c) exist.

                           TAX STATUS

                          Introduction

The Certificate is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes on the Certificate Value, on annuity payments, and on the economic benefit to the Certificate Owner, Annuitant or Designated Beneficiary
depends on the type of retirement plan for which the Certificate is purchased and upon the tax and employment status of the individual concerned. The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon Keyport Benefit's understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.

                           [Recent Developments

The President has proposed and Congress will be considering certain changes to the Code that would have significant adverse tax consequences for exchanges of variable annuities and transfers between sub-accounts, and the calculation of the taxable portion of a full surrender or partial withdrawals. It is impossible to predict whether any of the proposed changes to the Code will be enacted or in what form.]

                     Taxation of Annuities in General

Section 72 of the Code governs taxation of annuities in general. There are no income taxes on increases in the value of a Certificate until a distribution occurs, in the form of a full surrender, a partial surrender, an assignment or gift of the Certificate, or annuity payments. A trust or other entity owning a Non-Qualified Certificate other than as an agent for an individual is taxed differently; increases in the value of a Certificate are taxed yearly whether or not a distribution occurs.

Surrenders, Assignments and Gifts. A Certificate Owner who fully surrenders his or her Certificate is taxed on the portion of the payment that exceeds his or her cost basis in the Certificate. For Non-Qualified
Certificates, the cost basis is generally the amount of the Purchase Payments made for the Certificate and the taxable portion of the surrender payment is taxed as ordinary income. For Qualified Certificates, the cost basis is generally zero and the taxable portion of the surrender payment is generally taxed as ordinary income subject to special 5-year income averaging for lump-sum distributions received before January 1, 2000. A Designated Beneficiary receiving a lump sum surrender benefit after the death of the Annuitant or Certificate Owner is taxed on the portion of the amount that exceeds the Certificate Owner's cost basis in the Certificate. If the Designated Beneficiary elects to receive annuity payments within 60 days of the decedent's death, different tax rules apply. See "Annuity Payments" below. For Non-Qualified Certificates, the tax treatment applicable to Designated Beneficiaries may be contrasted with the income-tax-free treatment applicable to persons inheriting and then selling mutual fund shares with a date-of-death value in excess of their basis.

Partial withdrawals received under Non-Qualified Certificates prior to annuitization are first included in gross income to the extent Certificate Value exceeds Purchase Payments. Then, to the extent the Certificate Value does not exceed Purchase Payments, such withdrawals are treated as a non-taxable return of principal to the Certificate Owner. For partial withdrawals under a Qualified Certificate, payments are treated first as a non-taxable return of principal up to the cost basis and then a taxable return of income. Since the cost basis of Qualified Certificates is generally zero, partial surrender amounts will generally be fully taxed as ordinary income.

A Certificate Owner who assigns or pledges a Non-Qualified Certificate is treated as if he or she had received the amount assigned or pledged and thus is subject to taxation under the rules applicable to partial withdrawals or surrenders. A Certificate Owner who gives away the Certificate (i.e., transfers it without full and adequate consideration) to anyone other than his or her spouse is treated for income tax purposes as if he or she had fully surrendered the Certificate.

A special computational rule applies if Keyport Benefit issues to the Certificate Owner, during any calendar year, (a) two or more Certificates or (b) one or more Certificates and one or more of Keyport Benefit's other annuity contracts. Under this rule, the amount of any distribution includable in the Certificate Owner's gross income is to be determined under Section 72(e) of the Code by treating all the Keyport Benefit contracts as one contract. Keyport Benefit believes that this means the amount of any distribution under one Certificate will be includable in gross income to the extent that at the time of distribution the sum of the values for all the Certificates or contracts exceeds the sum of the cost bases for all the contracts.

Annuity Payments. The non-taxable portion of each variable annuity payment is determined by dividing the cost basis of the Certificate by the total number of expected payments while the non-taxable portion of each fixed annuity payment is determined by an "exclusion ratio" formula which establishes the ratio that the cost basis of the Certificate bears to the total expected value of annuity payments for the term of the annuity. The remaining portion of each payment is taxable. Such taxable portion is taxed at ordinary income rates. For Qualified Certificates, the cost basis is generally zero. With annuity payments based on life contingencies, the payments will become fully taxable once the payee lives longer than the life expectancy used to calculate the non-taxable portion of the prior payments. Because variable annuity payments can increase over time and because certain payment options provide for a lump sum right of commutation, it is possible that the IRS could determine that variable annuity payments should not be taxed as described above but instead should be taxed as if they were received under an agreement to pay interest. This determination would result in a higher amount (up to 100%) of certain payments being taxable.

With respect to the "level monthly" payment option available under Annuity Option A, pursuant to which each annual payment is placed in Keyport Benefit's general account and paid out with interest in twelve equal monthly payments, it is possible the IRS could determine that receipt of the first monthly payout of each annual payment is constructive receipt of the entire annual payment. Thus, the total taxable amount for each annual payment would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

Penalty Tax. Payments received by Certificate Owners, Annuitants, and Designated Beneficiaries under Certificates may be subject to both ordinary income taxes and a penalty tax equal to 10% of the amount received that is includable in income. The penalty tax is not imposed on amounts received:
(a) after the taxpayer attains age 59-1/2; (b) in a series of substantially equal payments made for life or life expectancy; (c) after the death of the Certificate Owner (or, where the Certificate Owner is not a human being, after the death of the Annuitant); (d) if the taxpayer becomes totally and permanently disabled; or (e) under a Non-Qualified Certificate's annuity payment option that provides for a series of substantially equal payments, provided only one Purchase Payment is made to the Certificate, the Certificate is not issued as a result of a Section 1035 exchange, and the first annuity payment begins in the first Certificate Year.

Income Tax Withholding. Keyport Benefit is required to withhold federal income taxes on taxable amounts paid under Certificates unless the recipient elects not to have withholding apply. Keyport Benefit will notify recipients of their right to elect not to have withholding apply. See "Tax-Sheltered Annuities" (TSAs) for an alternative type of withholding that may apply to distributions from TSAs that are eligible for rollover to another TSA or an individual retirement annuity or account
(IRA).

Section 1035 Exchanges. A Non-Qualified Certificate may be purchased with proceeds from the surrender of an existing annuity contract. Such a transaction may qualify as a tax-free exchange pursuant to Section 1035 of the Code. It is Keyport Benefit's understanding that in such an event: (a) the new Certificate will be subject to the distribution-at-death rules described in "Death Provisions for Non-Qualified Certificates"; (b) Purchase Payments made between August 14, 1982 and January 18, 1985 and the income allocable to them will, following an exchange, no longer be covered by a "grandfathered" exception to the penalty tax for a distribution of income that is allocable to an investment made over ten years prior to the distribution; and (c) Purchase Payments made before August 14, 1982 and the income allocable to them will, following an exchange, continue to receive the following "grandfathered" tax treatment under prior law: (i) the penalty tax does not apply to any distribution; (ii) partial withdrawals are treated first as a non-taxable return of principal and then a taxable return of income; and (iii) assignments are not treated as surrenders subject to taxation. Keyport Benefit's understanding of the above is principally based on legislative reports prepared by the Staff of the Congressional Joint Committee on Taxation. [See "Recent Developments".]

Diversification Standards. The U.S. Secretary of the Treasury has issued regulations that set standards for diversification of the investments underlying variable annuity contracts (other than pension plan contracts). The Eligible Funds are designed to be managed to meet the diversification requirements for the Certificate as those requirements may change from time to time. If the diversification requirements are not satisfied, the Certificate would not be treated as an annuity contract. As a consequence to the Certificate Owner, income earned on a Certificate would be taxable to the Certificate Owner in the year in which diversification requirements were not satisfied, including previously non-taxable income earned in prior years. As a further consequence, Keyport Benefit would be subjected to federal income taxes on assets in the Variable Account.

The Secretary of the Treasury announced in September 1986 that he expects to issue regulations which will prescribe the circumstances in which a Certificate Owner's control of the investments of a segregated asset account may cause the Certificate Owner, rather than the insurance company, to be treated as the owner of the assets of the account. The regulations could impose requirements that are not reflected in the Certificate. Keyport Benefit, however, has reserved certain rights to alter the Certificate and investment alternatives so as to comply with such regulations. Since the regulations have not been issued, there can be no assurance as to the content of such regulations or even whether application of the regulations will be prospective. For these reasons, Certificate Owners are urged to consult with their own tax advisers.

                        Qualified Plans

The Certificate is designed for use with several types of Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. Therefore, no attempt is made herein to provide more than general information about the use of the Certificate with the various types of
Qualified Plans. Participants under such Qualified Plans as well as Certificate Owners, Annuitants, and Designated Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves regardless of the terms and conditions of the Certificate issued in connection therewith. Following are brief descriptions of the various types of Qualified Plans and of the use of the Certificate in connection therewith. Purchasers of the Certificate should seek competent advice concerning the terms and conditions of the particular Qualified Plan and use of the Certificate with that Plan.

                    [Tax-Sheltered Annuities

Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts and, subject to certain contribution limitations, exclude the amount of Purchase Payments from gross income for tax purposes. However, such
Purchase Payments may be subject to Social Security (FICA) taxes. This type of annuity contract is commonly referred to as a "Tax-Sheltered Annuity" (TSA).

Section 403(b)(11) of the Code contains distribution restrictions. Specifically, benefits may be paid, through surrender of the Certificate or otherwise, only (a) when the employee attains age 59-1/2, separates from service, dies or becomes totally and permanently disabled (within the meaning of Section 72(m)(7) of the Code) or (b) in the case of hardship. A hardship distribution must be of employee contributions only and not of any income attributable to such contributions. Section 403(b)(11) does not apply to distributions attributable to assets held as of December 31, 1988. Thus, it appears that the law's restrictions would apply only to distributions attributable to contributions made after 1988, to earnings on those contributions, and to earnings on amounts held as of 12/31/88. The Internal Revenue Service has indicated that the distribution restrictions of Section 403(b)(11) are not applicable when TSA funds are being transferred tax-free directly to another TSA issuer, provided the transferred funds continue to be subject to the Section 403(b)(11) distribution restrictions.
Keyport Benefit will notify a Certificate Owner who has requested a distribution from a Certificate if all or part of such distribution is eligible for rollover to another TSA or to an individual retirement annuity or account (IRA). Any amount eligible for rollover treatment will be subject to mandatory federal income tax withholding at a 20% rate if the Certificate Owner receives the amount rather than directing Keyport Benefit by Written Request to transfer the amount as a direct rollover to another TSA or IRA.]

                Individual Retirement Annuities

Sections 408(b) and 408A of the Code permit eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" and "Roth IRA", respectively. These individual retirement annuities are subject to limitations on the amount which may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, distributions from certain types of Qualified Plans may be placed on a tax-deferred basis into a Section 408(b) Individual Retirement Annuity.

          [Corporate Pension and Profit-Sharing Plans

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the Certificate to provide benefits under the plans.]

[Deferred Compensation Plans With Respect to Service for State and Local Governments

Section 457 of the Code, while not actually providing for a Qualified Plan as that term is normally used, provides for certain deferred compensation plans that enjoy special income tax treatment with respect to service for tax-exempt organizations, state governments, local governments, and agencies and instrumentalities of such governments. The Certificate can be used with such plans. Under such plans, a participant may specify the form of investment in which his or her participation will be made. However, all such investments are owned by and subject to the claims of general creditors of the sponsoring employer.]

              VARIABLE  ACCOUNT VOTING PRIVILEGES

In accordance with its view of present applicable law, Keyport Benefit will vote the shares of the Eligible Funds held in the Variable Account at regular and special meetings of the shareholders of the Eligible Funds in accordance with instructions received from persons having the voting interest in the Variable Account. Keyport Benefit will vote shares for which it has not received instructions in the same proportion as it votes shares for which it has received instructions.

However, if the Investment Company Act of 1940 or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Keyport Benefit determines that it is permitted to vote the shares of the Eligible Funds in its own right, it may elect to do so.

The person having the voting interest under a Certificate prior to the Income Date shall be the Certificate Owner. The number of shares held in each Sub-Account which are attributable to each Certificate Owner is determined by dividing the Certificate Owner's Variable Account Value in each Sub-Account by the net asset value of the applicable share of the Eligible Fund. The person having the voting interest after the Income Date under an annuity payment option shall be the payee. The number of shares held in the Variable Account which are attributable to each payee is determined by dividing the reserve for the annuity payments by the net asset value of one share. During the annuity payment period, the votes attributable to a payee decrease as the reserves underlying the payments decrease.

The number of shares in which a person has a voting interest will be determined as of the date coincident with the date established by the respective Eligible Fund for determining shareholders eligible to vote at the meeting of the Fund and voting instructions will be solicited by written communication prior to such meeting in accordance with the procedures established by the Eligible Fund.

Each person having the voting interest in the Variable Account will receive periodic reports relating to the Eligible Fund(s) in which he or she has an interest, proxy material and a form with which to give such voting instructions with respect to the proportion of the Eligible Fund shares held in the Variable Account corresponding to his or her interest in the Variable Account.

                   SALES OF THE CERTIFICATES

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     Another  registered broker-dealer that is an affiliate of Keyport
     Benefit   may   serve  as  the  principal  underwriter   of   the
     Certificates.

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******************************************************************

[Keyport Financial Services Corp. ("KFSC")] serves as the Principal Underwriter for the Certificate described in this prospectus. The Certificate will be sold by salespersons who represent Keyport Benefit, an affiliate of KFSC, as variable annuity agents and who are registered representatives of broker/dealers who have entered into distribution agreements with [KFSC]. [KFSC] is registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. It is located at [125 High Street, Boston, Massachusetts 02110].

Certificates may be sold with lower or no dealer compensation (1) to a person who is an officer, director, or employee of Keyport Benefit, or an affiliate of Keyport Benefit, [a trustee or officer of an Eligible Fund,] [an employee of the investment adviser or sub-investment adviser of an Eligible Fund,] [or an employee or associated person of an entity which has entered into a sales agreement with the Principal Underwriter for the distribution of Certificates,] or (2) to any Qualified Plan established for such a person. Such Certificates may be different from the Certificates sold to others in that [(1) they are not subject to the deduction for the [Certificate Maintenance Charge,] the asset-based Distribution Charge] [or the Contingent Deferred Sales Charge] and (2)] they have a Mortality and Expense Risk Charge of 0[.35]% per year.

***************************************************************************
*
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*

     The exchange program, including the crediting of interest equal to 3%, only applies to the particular version of the Contract and Certificates that were initially declared effective in Post-Effective No. 1 on July 22, 1998. The exchange program will not be made available under any other current or future version of the Contract and Certificates contained in this Registration Statement.

***************************************************************************
*
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*

[Certificates may be sold with lower or no dealer compensation as part of an exchange program for other fixed ("Old FA") and variable ("Old VA") annuity contracts previously issued by Keyport Benefit. A Certificate issued in exchange for an Old VA will be issued with an exchange endorsement. One effect of the endorsement is that no contingent deferred sales charge will be assessed under the Old VA at the time of the exchange and that any Contingent Deferred Sales Charge assessed under the Certificate in relation to the initial Purchase Payment (i.e., the amount exchanged) will be calculated based on the actual time of each purchase payment under the Old VA. The endorsement also provides that the refund amount described in "Right to Revoke" will not be made if the Certificate is returned. Instead, Keyport Benefit will return the Old VA to the owner and treat it as if no exchange had occurred. Additionally, under an exchange program in which there is no dealer compensation, Keyport Benefit will credit the initial Purchase Payment upon receipt with additional interest equal to 3% of the Purchase Payment. Interest credited represents an allowance for future deductions of the Mortality and Expense Risk Charge consistent with anticipated cost savings. Such interest will be allocated on a pro-rata basis to the Sub-Accounts selected by the Certificate Owner. The interest will be deducted from the Certificate Value payable in the event the Certificate is returned pursuant to the "Right to Revoke" provision.] [See Recent Developments".]

                       LEGAL PROCEEDINGS

There are no legal proceedings to which the Variable Account or the Principal Underwriter are a party. Keyport Benefit is engaged in various kinds of routine litigation which in its judgment is not of material importance in relation to the total capital and surplus of Keyport Benefit.

                INQUIRIES BY CERTIFICATE OWNERS

Certificate Owners with questions about their Certificates may write Keyport Benefit's Service Office, 125 High Street, Boston, MA 02110, or call (800) 367-3653.

     TABLE OF CONTENTS_STATEMENT OF ADDITIONAL INFORMATION


                                                            Page
Keyport Benefit Life Insurance Company
Variable Annuity Benefits
  Variable Annuity Payment Values
  Re-Allocating Sub-Account Payments
Safekeeping of Assets
Principal Underwriter
Experts
Investment Performance
  Average Annual Total Return for a Certificate
    that is Surrendered and for a Certificate that Continues
  Change in Accumulation Unit Value
  Yields for [XX-1] Sub-Account
Financial Statements
 Keyport Benefit Life Insurance Company

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******************************************************************

     The Certificate may or may not provide for a Fixed Account Option.

******************************************************************
******************************************************************
                                [APPENDIX A

THE FIXED ACCOUNT [(ALSO KNOWN AS THE MODIFIED GUARANTEED ANNUITY ACCOUNT)]

                               Introduction

This Appendix describes the Fixed Account option available under the Certificate.

[FIXED ACCOUNT VALUES PROVIDED BY THE CERTIFICATE ARE SUBJECT TO A MARKET VALUE ADJUSTMENT, THE OPERATION OF WHICH MAY RESULT IN UPWARD OR DOWNWARD ADJUSTMENTS IN AMOUNTS TRANSFERRED AND AMOUNTS PAID (INCLUDING WITHDRAWALS, SURRENDERS, DEATH BENEFITS, AND AMOUNTS APPLIED TO PURCHASE ANNUITY PAYMENTS) TO A CERTIFICATE OWNER OR OTHER PAYEE. IN NO EVENT WILL THE DOWNWARD MARKET VALUE ADJUSTMENT ELIMINATE INTEREST AT THE RATE OF 3% PER YEAR APPLIED TO THE AMOUNT ALLOCATED TO A GUARANTEED PERIOD. PAYMENTS MADE FROM FIXED ACCOUNT VALUES AT THE END OF THEIR GUARANTEE PERIOD ARE NOT SUBJECT TO THE MARKET VALUE ADJUSTMENT.]

Purchase Payments allocated to the Fixed Account option become part of Keyport Benefit's general account. Because of applicable exemptive and exclusionary provisions, interests in the Fixed Account options have not been registered under the Securities Act of 1933 ("1933 Act"), nor is the general account an investment company under the Investment Company Act. Accordingly, neither the general account, the Fixed Account option, nor any interest therein, are subject to regulation under the 1933 Act or the Investment Company Act. Keyport Benefit understands that the Securities and Exchange Commission has not reviewed the disclosure in the prospectus relating to the general account and the Fixed Account option.

  Investments in the Fixed Account and Capital Protection Plus

Purchase Payments will be allocated to the Fixed Account in accordance with the selection made by the Certificate Owner in the application. Any selection must specify that percentage of the Purchase Payment that is to be allocated to each Guarantee Period of the Fixed Account. The percentage, if not zero, must be at least 10%. The Certificate Owner may change the allocation percentages without fee, penalty or other charge. Allocation changes must be made by Written Request unless the Certificate Owner has by Written Request authorized Keyport Benefit to accept telephone allocation instructions from the Certificate Owner. By authorizing Keyport Benefit to accept telephone changes, a Certificate Owner agrees to accept and be bound by the conditions and procedures established by Keyport
Benefit from time to time. The current conditions and procedures are in Appendix [B] and Certificate Owners authorizing telephone allocation instructions will be notified, in advance, of any changes.

Keyport Benefit currently offers Guarantee Periods of 1, [3, 5, and 7] years. Keyport Benefit may change at any time the number of Guarantee Periods it offers under newly-issued and in-force Certificates, as well as the length of those Guarantee Periods. If Keyport Benefit stops offering a particular Guarantee Period, existing Fixed Account Value in such Guarantee Period would not be affected until the end of the Period (at that time, a Period of the same length would not be a transfer option). Each Guarantee Period currently offered is available for initial and subsequent Purchase Payments and for transfers of Certificate Value.

[Keyport Benefit offers a Capital Protection Plus program that a Certificate Owner may request. Under this program, Keyport Benefit will allocate part of the Purchase Payment to the Guarantee Period selected by the Certificate Owner so that such part, based on that Guarantee Period's interest rate in effect on the date of allocation, will equal at the end of the Guarantee Period the total Purchase Payment. The rest of the Purchase Payment will be allocated to the Sub-Account(s) of the Variable Account based on the Certificate Owner's allocation. If any part of the Fixed Account Value is surrendered or transferred before the end of the Guarantee Period, the Value at the end of that Period will not equal the original Purchase Payment amount.

For an example of Capital Protection Plus, assume Keyport Benefit receives a Purchase Payment of $10,000 when the interest rate for the 7-year Guarantee Period is 6.75% per year. Keyport Benefit will allocate $6,331 to that Guarantee Period because $6,331 will increase at that interest rate to $10,000 after 7 years. The remaining $3,669 of the payment will be allocated to the Sub-Account(s) selected by the Certificate Owner.]

                      Fixed Account Value

The Fixed Account Value at any time is equal to:

(a) all Purchase Payments allocated to the Fixed Account plus the interest subsequently credited on those payments; plus

(b) any Variable Account Value transferred to the Fixed Account plus the interest subsequently credited on the transferred value; less

(c) any prior partial withdrawals from the Fixed Account, including any charges therefor; less

(d)  any Fixed Account Value transferred to the Variable Account.

                        Interest Credits

Keyport Benefit will credit interest daily (based on an annual compound interest rate) to Purchase Payments allocated to the Fixed Account at rates declared by Keyport Benefit for Guarantee Periods of one or more years from the month and day of allocation. Any rate set by Keyport Benefit will be at least [3%] per year.

Keyport Benefit's method of crediting interest means that Fixed Account Value might be subject to different rates for each Guarantee Period the Certificate Owner has selected in the Fixed Account. For purposes of this section, Variable Account Value transferred to the Fixed Account and Fixed Account Value renewed for another Guarantee Period shall be treated as a Purchase Payment allocation.

[Application of Market Value Adjustment

Any surrender, withdrawal, transfer, or application to an Annuity Option of Fixed Account Value from a Guarantee Period of three years or more is subject to a limited Market Value Adjustment, unless: (1) the effective date of the transaction is at the end of the Guarantee Period; or (2) the effective date of a surrender is within 90 days of the date of death of the first Covered Person to die.

If a Market Value Adjustment applies to either a surrender or the application to an Annuity Option, then any negative Market Value Adjustment amount will be deducted from the Certificate Value and any positive Market Value Adjustment amount will be added to the Certificate Value. If a Market Value Adjustment applies to either a partial withdrawal or a transfer, then any negative Market Value Adjustment amount will be deducted from the partial withdrawal or transfer amount after the withdrawal or transfer amount has been deducted from the Fixed Account Value, and any positive Market Value Adjustment amount will be added to the applicable amount after it has been deducted from the Fixed Account Value.

No Market Value Adjustment is ever applicable to Guarantee Periods of fewer than three years.

Effect of Market Value Adjustment

A Market Value Adjustment reflects the change in prevailing current interest rates since the beginning of a Guarantee Period. The Market Value Adjustment may be positive or negative, but any negative Adjustment may be limited in amount (see Market Value Adjustment Factor below).

Generally, if the Treasury Rate for the Guarantee Period is lower than the Treasury Rate for a new Guarantee Period with a length equal to the time remaining in the Guarantee Period, then the application of the limited Market Value Adjustment will result in a reduction of the amount being surrendered, withdrawn, transferred, or applied to an Annuity Option.

Similarly, if the Treasury Rate for the Guarantee Period is higher than the Treasury Rate for a new Guarantee Period with a length equal to the time remaining in the Guarantee Period, then the application of the Market Value Adjustment will result in an increase in the amount being surrendered, withdrawn, transferred, or applied to an Annuity Option.

The Market Value Adjustment will be applied before the deduction of any applicable surrender charges or applicable taxes.

Market Value Adjustment Factor

The Market Value Adjustment is computed by multiplying the amount being surrendered, withdrawn, transferred, or applied to a Payment Option, by the Market Value Adjustment Factor. The Market Value Adjustment Factor is calculated as the larger of Formula (1) or (2):

(1)  [(1+a)/(1+b)](n/12) - 1

where:

"a" is the Treasury Rate for the number of Guarantee Period Years in the Guarantee Period;

"b" is the Treasury Rate for a period equal to the time remaining (rounded up to the next whole number of Guarantee Period Years) to the expiration of the Guarantee Period; and

"n" is the number of complete Guarantee Period Months remaining before the expiration of the Guarantee Period.

(2)  [(1.03)/(1+i)](y+d/#) - 1

where:

"i" is the Guaranteed Interest Rate for the Guarantee Period;

"y" is the number of complete Guarantee Period Years that have elapsed in Your Guarantee Period;

"d" is the number of days since the last Guarantee Period Anniversary or, if "y" is zero, the number of days since the start of the Guarantee Period; and

"#" is the number of days in the current Guarantee Period Year (i.e., the sum of "d" and the number of days until the next Guarantee Period Anniversary).

In Formulas (1) and (2), all references to Guarantee Period, Guarantee Period Anniversary, Guarantee Period Month, and Guarantee Period Year relate to the Guarantee Period from which is being taken the amount being surrendered, withdrawn, transferred, or applied to an Annuity Option.

As stated above, the Formula (2) amount will apply only if it is greater than the Formula (1) amount. This will occur only when the Formula (1) amount is negative and the Formula (2) amount is a smaller negative number. Formula (2) thus ensures that a full (normal) negative Market Value Adjustment of Formula (1) will not apply to the extent it would decrease the Guarantee Period's Fixed Account Value (before the deduction of any applicable surrender charges or any applicable taxes) below the following amount:

     (a)  the amount allocated to the Guarantee Period; less
     (b)  any prior systematic or partial withdrawal amounts; less
     (c) any prior amounts transferred to the Variable Account or to another Guarantee Period in the Fixed Account; plus
     (d) interest on the above items (a) through (c) credited annually at a rate of 3% per year.

Treasury Rates

The Treasury Rate for a Guarantee Period is the interest rate in the Treasury Constant Maturity Series, as published by the Federal Reserve Board, for a maturity equal to the number of years specified in "a" and "b" in Formula (1) above. Weekly Series are published at the beginning of the following week. To determine "a", Keyport Benefit uses the weekly Series first published on or after the most recent Determination Date which occurs on or before the Start Date for the Guarantee Period, except that if the Start Date is the same as the Determination Date or the date of publication, or any date in between, Keyport Benefit instead uses the weekly Series first published after the prior Determination Date. To determine "b", Keyport Benefit uses the Weekly Series first published on or after the most recent Determination Date which occurs on or before the date on which the Market Value Adjustment Factor is calculated, except that if the calculation date is the same as the Determination Date or the date of publication, or any date in between, Keyport Benefit instead uses the weekly Series first published after the prior Determination Date. The
Determination Dates are the last business day prior to the first and fifteenth of each calendar month.

If the number of years specified in "a" or "b" is not equal to a maturity in the Treasury Constant Maturity Series, the Treasury Rate will be determined by straight line interpolation between the interest rates of the next highest and next lowest maturities.

If  the  Treasury  Constant  Maturity Series becomes  unavailable,  Keyport
Benefit will adopt a comparable constant maturity index or, if such a comparable index also is not available, Keyport Benefit will replicate calculation of the Treasury Constant Maturity Series Index based on U.S. Treasury Security coupon rates.

End of A Guarantee Period

Keyport Benefit will notify a Certificate Owner in writing at least 30 days prior to the end of a Guarantee Period. At the end of the Guarantee Period, Keyport Benefit will automatically transfer the Guarantee Period's Fixed Account Value to the Money Market Sub-Account of the Variable Account unless Keyport Benefit previously received a Certificate Owner's Written Request of: (1) election of a new Guarantee Period from among those being offered by Keyport Benefit at that time; or (2) instructions to transfer the ending Guarantee Period's Fixed Account Value to one or more Sub-Accounts of the Variable Account. A new Guarantee Period cannot be longer than the number of years remaining until the Income Date.]

                Transfers of Fixed Account Value

******************************************************************
******************************************************************

The limits on the number of transfers will range between unlimited transfers and 12 per year. The limitations on transfers from the Fixed Account will range between 10% and 50%.

******************************************************************
******************************************************************

The Certificate Owner may transfer Fixed Account Value from one Guarantee Period to another or to one or more Sub-Accounts of the Variable Account subject to any applicable Market Value Adjustment. If the Fixed Account Value represents multiple Guarantee Periods, the transfer request must specify from which values the transfer is to be made.

The Certificate allows Keyport Benefit to limit the number of transfers that can be made in a specified time period. Currently, Keyport Benefit is limiting Variable Account and Fixed Account transfers to generally [xx] transfers per calendar year with a $500,000 per transfer dollar limit. See "Transfer of Variable Account Value". Transfers from the Fixed Account to the Variable Account are limited to [50%] of the Fixed Account Value at the beginning of the Certificate Year. This limitation will be waived if a Systematic Withdrawal Program is in effect. These limitations will not apply to any transfer made at the end of a Guarantee Period. Certificate Owners will be notified, in advance, of a change in the limitation on the number of transfers.

Transfer requests must be by Written Request unless the Certificate Owner has authorized Keyport Benefit by Written Request to accept telephone transfer instructions from the Certificate Owner or from a person acting for the Certificate Owner as an attorney-in-fact under a power of attorney. By authorizing Keyport Benefit to accept telephone transfer instructions, a Certificate Owner agrees to accept and be bound by the conditions and procedures established by Keyport Benefit from time to time. The current conditions and procedures are in Appendix [B] and Certificate Owners authorizing telephone transfers will be notified, in advance, of any changes. Written transfer requests may be made by a person acting for the Certificate Owner as an attorney-in-fact under a power of attorney.

Transfer requests received by Keyport Benefit before the close of trading on the New York Stock Exchange (currently 4:00 PM Eastern Time) will be executed at the close of business that day. Any requests received later will be executed at the close of the next business day.

The amount of the transfer will be deducted from the specified values in the manner stated in the next section below.

If 100% of a Guarantee Period's value is transferred and the current allocation for Purchase Payments includes that Guarantee Period, then the allocation formula for future Purchase Payments will automatically change unless the Certificate Owner instructs otherwise. For example, if the allocation formula is 50% to the one-year Guarantee Period and 50% to Sub-Account A and all Fixed Account Value is transferred to Sub-Account A, the allocation formula will change to 100% to Sub-Account A.

                               [APPENDIX [B]

                          TELEPHONE INSTRUCTIONS

                 Telephone Transfers of Certificate Values

1. If there are joint Certificate Owners, both must authorize Keyport Benefit to accept telephone instructions but either Certificate Owner may give Keyport Benefit telephone instructions.

2. All callers will be required to identify themselves. Keyport Benefit reserves the right to refuse to act upon any telephone instructions in cases where the caller has not sufficiently identified himself/herself to Keyport Benefit's satisfaction.

3. Neither Keyport Benefit nor any person acting on its behalf shall be subject to any claim, loss, liability, cost or expense if it or such person acted in good faith upon a telephone instruction, including one that is unauthorized or fraudulent; however, Keyport Benefit will employ reasonable procedures to confirm that a telephone instruction is genuine and, if Keyport Benefit does not, Keyport Benefit may be liable for losses due to an unauthorized or fraudulent instruction. The Certificate Owner thus bears the risk that an unauthorized or fraudulent instruction that is executed may cause the Certificate Value to be lower than it would be had no instruction been executed.

4. All conversations will be recorded with disclosure at the time of the call.

5. The application for the Certificate may allow a Certificate Owner to create a power of attorney by authorizing another person to give telephone instructions. Unless prohibited by state law, such power will be treated as durable in nature and shall not be affected by the subsequent incapacity, disability or incompetency of the Certificate Owner. Either Keyport Benefit or the authorized person may cease to honor the power by sending written notice to the Certificate Owner at the Certificate Owner's last known address. Neither Keyport Benefit nor any person acting on its behalf shall be subject to liability for any act executed in good faith reliance upon a power of attorney.

6.    Telephone  authorization shall continue in force  until  (a)  Keyport
Benefit receives the Certificate Owner's written revocation, (b) Keyport Benefit discontinues the privilege, or (c) Keyport Benefit receives written evidence that the Certificate Owner has entered into a market timing or asset allocation agreement with an investment adviser or with a broker/dealer.

7. Telephone transfer instructions received by Keyport Benefit at 800-367-3653 before the close of trading on the New York Stock Exchange (currently 4:00 P.M. Eastern Time) will be initiated that day based on the unit value prices calculated at the close of that day. Instructions received after the close of trading on the NYSE will be initiated the following business day.

8. Once instructions are accepted by Keyport Benefit, they may not be canceled.

9. All transfers must be made in accordance with the terms of the Certificate and current prospectus. If the transfer instructions are not in good order, Keyport Benefit will not execute the transfer and will notify the caller within 48 hours.

10. If 100% of any Sub-Account's value is transferred and the allocation formula for Purchase Payments includes that Sub-Account, then the allocation formula for future Purchase Payments will change accordingly unless Keyport Benefit receives telephone instructions to the contrary. For example, if the allocation formula is 50% to Sub-Account A and 50% to Sub-Account B and all of Sub-Account A's value is transferred to Sub-Account B, the allocation formula will change to 100% to Sub-Account B unless Keyport Benefit is instructed otherwise.

       Telephone Changes to Purchase Payment Allocation Percentages

                    Numbers 1-6 above are applicable.]


                                PROSPECTUS

                                  [DATE]

                              Distributed by:

                    [Keyport  Financial Services Corp.
                  125 High Street, Boston, MA 02110-2712]

                                Issued by:
                  Keyport Benefit  Life Insurance Company
                100 Manhattanville Road, Purchase, NY 10577

                      Keyport Benefit Service Office
                              125 High Street
                           Boston, MA 02110-2712
                  Service Hotline 800-367-3653 (Press 3)


     Yes. I would like to receive the Keyport Benefit [NAME OF ANNUITY]
                   Statement of Additional Information.

  Yes. I would like to receive the [NAME OF FUND] Statement of Additional
                               Information.

  Yes. I would like to receive the [NAME OF FUND] Statement of Additional
                               Information.

Name

Address

City, State Zip


                            BUSINESS REPLY MAIL
               FIRST CLASS MAIL  PERMIT NO. 6719  BOSTON, MA
                     POSTAGE WILL BE PAID BY ADDRESSEE

                  KEYPORT BENEFIT LIFE INSURANCE COMPANY
                              SERVICE OFFICE
                              125 HIGH STREET
                           BOSTON, MA 02110-9773

     NO POSTAGE NECESSARY IF MAILED IN THE UNITED STATES.






                                     PART B
                    STATEMENT OF ADDITIONAL INFORMATION

                      GROUP FLEXIBLE PURCHASE PAYMENT
                    DEFERRED VARIABLE ANNUITY CONTRACT
                                 ISSUED BY
                            VARIABLE ACCOUNT A
                                    OF
        KEYPORT BENEFIT LIFE INSURANCE COMPANY ("Keyport Benefit")




This Statement of Additional Information (SAI) is not a prospectus but it relates to, and should be read in conjunction with, the variable annuity
prospectus dated                          , [1998]. The SAI is incorporated
by reference into the prospectus. The prospectus is available, at no charge, by writing Keyport Benefit at 125 High Street, Boston, MA 02110 or by calling (800) 437-4466.


                             TABLE OF CONTENTS

                                                             Page

Keyport Benefit Life Insurance Company............................
Variable Annuity Benefits.........................................
  Variable Annuity Payment Values.................................
  Re-Allocating Sub-Account Payments..............................
Safekeeping of Assets ............................................
Principal Underwriter.............................................
Experts...........................................................
Investment Performance............................................
  Average Annual Total Return for a Certificate that is
    Surrendered and for a Certificate that Continues..............
  Change in Accumulation Unit Value...............................
  Yields for [XX-1] Sub-Account ..................................
Financial Statements..............................................
  Keyport Benefit Life Insurance Company..........................



The date of this statement of additional information is     , [998]

                  KEYPORT BENEFIT LIFE INSURANCE COMPANY

Liberty Mutual Insurance Company ("Liberty Mutual") is the ultimate corporate parent of Keyport Benefit. Liberty Mutual Insurance Company is a multi-line insurance company. For additional information about Keyport Benefit, see page ___ of the prospectus.

                         VARIABLE ANNUITY BENEFITS

Variable Annuity Payment Values

For each variable payment option, the total dollar amount of each periodic payment will be equal to: (a) the sum of all Sub-Account payments; less [(b) the pro-rata amount of the annual Certificate Maintenance Charge.]

The first payment for each Sub-Account will be determined by deducting [any applicable Certificate Maintenance Charge and] any applicable state premium taxes and then dividing the remaining value of that Sub-Account by $1,000 and multiplying the result by the greater of: (a) the applicable factor from the Certificate's annuity table for the particular payment option; or
(b) the factor currently offered by Keyport Benefit at the time annuity payments begin. This current factor may be based on the sex of the payee unless to do so would be prohibited by law.

The number of Annuity Units for each Sub-Account will be determined by dividing such first payment by the Sub-Account Annuity Unit value for the Valuation Period that includes the date of the first payment. The number of Annuity Units remains fixed for the annuity payment period. Each Sub-Account payment after the first one will be determined by multiplying (a) by (b), where: (a) is the number of Sub-Account Annuity Units; and (b) is the Sub-Account Annuity Unit value for the Valuation Period that includes the date of the particular payment.

Variable annuity payments will fluctuate in accordance with the investment results of the underlying Eligible Funds. In order to determine how these fluctuations affect annuity payments, Keyport Benefit uses an Annuity Unit value. Each Sub-Account has its own Annuity Units and value per Unit. The Annuity Unit value applicable during any Valuation Period is determined at the end of such period.

***************************************************************************
***************************************************************************
**

     The formula for the net investment factor will vary depending upon whether certain asset charges are imposed, as explained in the notes in the Prospectus. With regard to the AIR, the AIR will vary within the limits permitted under state insurance law, but no less than 3%.

***************************************************************************
***************************************************************************
**

When Keyport Benefit first purchased the Eligible Fund shares of [XXX Trust and YYY Fund] on behalf of the Variable Account, Keyport Benefit valued each Annuity Unit for each Sub-Account at a specified dollar amount. The Unit value for each Sub-Account in any Valuation Period thereafter is determined by multiplying the value for the prior period by a net investment factor. This factor may be greater or less than 1.0; therefore, the Annuity Unit may increase or decrease from Valuation Period to Valuation Period. For each assumed annual investment rate (AIR), Keyport Benefit calculates a net investment factor for each Sub-Account by dividing
(a) by (b), where:

          (a) is equal to the net investment factor as defined in the prospectus [without any deduction for the sales charge defined in
          (c)(ii) of the net investment factor formula]; and

          (b) is the assumed investment factor for the current Valuation Period. The assumed investment factor adjusts for the interest assumed in determining the first variable annuity payment. Such factor for any Valuation Period shall be the accumulated value, at the end of such period, of $1.00 deposited at the beginning of such period at the assumed annual investment rate (AIR). The AIR for Annuity Units based on the Contract's annuity tables is [5]% per year. [An AIR of 3% per year is also currently available upon Written Request.]

With  a  particular  AIR, payments after the first  one  will  increase  or decrease from month to month based on whether the actual annualized investment return of the selected Sub-Account(s) (after deducting the Mortality and Expense Risk Charge) is better or worse than the assumed AIR percentage. If a given amount of Sub-Account value is applied to a particular payment option, the initial payment will be smaller if a [3]% AIR is selected instead of a [5]% AIR but, all other things being equal, the subsequent [3]% AIR payments have the potential for increasing in amount by a larger percentage and for decreasing in amount by a smaller percentage. For example, consider what would happen if the actual annualized investment return (see the first sentence of this paragraph) is [9]%, [5]%, [3]%, or 0% between the time of the first and second payments. With an actual [9]% return, the [3]% AIR and [5]% AIR payments would both increase in amount but the [3]% AIR payment would increase by a larger percentage. With an actual [5]% return, the [3]% AIR payment would increase in amount while the [5]% AIR payment would stay the same. With an actual return of [3]%, the [3]% AIR payment would stay the same while the [6]% AIR payment would decrease in amount. Finally, with an actual return of 0%, the [3]% AIR and [5]% AIR payments would both decrease in amount but the [3]% AIR payment would decrease by a smaller percentage. Note that the changes in payment amounts described above are on a percentage basis and thus do not illustrate when, if ever, the [3]% AIR payment amount might become larger than the [5]% AIR payment amount. Note though that if Option A (Income for a Fixed Number of Years) is selected and payments continue for the entire period, the [3]% AIR payment amount will start out being smaller than the [5]% AIR payment amount but eventually the [3]% AIR payment amount will become larger than the [5]% AIR payment amount.

Re-Allocating Sub-Account Payments

***************************************************************************
***************************************************************************
**

          The number of times that Sub-Account(s) used to determine the amount of variable annuity payments will range between unlimited times to once every twelve months. The minimum percentage per Sub-Account will range between 1% and 10%.

***************************************************************************
***************************************************************************
**

The number of Annuity Units for each Sub-Account under any variable annuity option will remain fixed during the entire annuity payment period unless the payee makes a written request for a change. Currently, a payee can instruct Keyport Benefit to change the Sub-Account(s) used to determine the amount of the variable annuity payments [1] time[s] every [12] months. The payee's request must specify the percentage of the annuity payment that is to be based on the investment performance of each Sub-Account. The percentage for each Sub-Account, if not zero, must be at least [10]% and must be a whole number. At the end of the Valuation Period during which Keyport Benefit receives the request, Keyport Benefit will: (a) value the Annuity Units for each Sub-Account to create a total annuity value; (b) apply the new percentages the payee has selected to this total value; and
(c) recompute the number of Annuity Units for each Sub-Account. This new number of units will remain fixed for the remainder of the payment period unless the payee requests another change.

                          SAFEKEEPING OF ASSETS

Keyport Benefit is responsible for the safekeeping of the assets of the Variable Account.

Keyport Benefit has responsibility for providing all administration of the Certificates and the Variable Account. This administration includes, but is not limited to, preparation of the Contracts and Certificates, maintenance of Certificate Owners' records, and all accounting, valuation, regulatory and reporting requirements. Keyport Benefit has contracted with Keyport Life Insurance Company, its corporate parent, to provide all administration for the Contracts and Certificates, as its agent. Keyport Benefit pays Keyport Life Insurance Company for the costs it incurs for providing those administrative services.

                           PRINCIPAL UNDERWRITER

The   Contract  and  Certificates,  which  are  offered  continuously,  are distributed by [Keyport Financial Services Corp. ("KFSC")], an affiliate.

                                  EXPERTS

The financial statements of Keyport Benefit as of December 31, [1997] and [1996] and for each of the years in the three-year period ended December 31, [1997] included herein, have been included herein in reliance on the reports of [Ernst & Young LLP], independent certified public accountants, and upon authority of said firm as experts in accounting and auditing.

                          INVESTMENT PERFORMANCE

The Variable Account may from time to time quote performance information concerning its various Sub-Accounts. A Sub-Account's performance may also be compared to the performance of sub-accounts used with variable annuities offered by other insurance companies. This comparative information may be expressed as a ranking prepared by Financial Planning Resources, Inc. of Miami, FL (The VARDS Report), Lipper Analytical Services, Inc., or by Morningstar, Inc. of Chicago, IL (Morningstar's Variable Annuity Performance Report), which are independent services that compare the performance of variable annuity sub-accounts. The rankings are done on the basis of changes in accumulation unit values over time and do not take into account any charges (such as sales charges or administrative charges) that are deducted directly from contract values.

Ibbotson Associates of Chicago, IL provides historical returns from 1926 on capital markets in the United States. The Variable Account may quote the performance of its Sub-Accounts in conjunction with the long-term performance of capital markets in order to illustrate general long-term risk versus reward investment scenarios. Capital markets tracked by Ibbotson Associates include common stocks, small company stocks, long-term corporate bonds, long-term government bonds, U.S. Treasury Bills, and the U.S. inflation rate. Historical total returns are determined by Ibbotson Associates for: Common Stocks, represented by the Standard and Poor's Composite Price Index (an unmanaged weighted index of 90 stocks prior to March 1957 and 500 stocks thereafter of industrial, transportation, utility and financial companies widely regarded by investors as representative of the stock market); Small Company Stocks, represented by the fifth capitalization quintile (i.e., the ninth and tenth deciles) of stocks on the New York Stock Exchange for 1926-1981 and by the performance of the Dimensional Fund Advisors Small Company 9/10 (for ninth and tenth deciles) Fund thereafter; Long Term Corporate Bonds, represented beginning in 1969 by the Salomon Brothers Long-Term High-Grade Corporate Bond Index, which is an unmanaged index of nearly all Aaa and Aa rated bonds, represented for 1946-1968 by backdating the Salomon Brothers Index using Salomon Brothers' monthly yield data with a methodology similar to that used by Salomon Brothers in computing its Index, and represented for 1925-1945 through the use of the Standard and Poor's monthly High-Grade Corporate Composite yield data, assuming a 4% coupon and a 20-year maturity. Long-Term Government Bonds, measured each year using a portfolio containing one U.S. government bond with a term of approximately twenty years and a reasonably current coupon; U.S. Treasury Bills, measured by rolling over each month a one-bill portfolio containing, at the beginning of each month, the shortest-term bill having not less than one month to maturity; Inflation, measured by the Consumer Price Index for all Urban Consumers, not seasonably adjusted, since January, 1978 and by the Consumer Price Index before then. The stock capital markets may be contrasted with the corporate bond and U.S. government securities capital markets. Unlike an investment in stock, an investment in a bond that is held to maturity provides a fixed rate of return. Bonds have a senior priority to common stocks in the event the issuer is liquidated and interest on bonds is generally paid by the issuer before it makes any distributions to common stock owners. Bonds rated in the two highest rating categories are considered high quality and present minimal risk of default. An additional advantage of investing in U.S. government bonds and Treasury bills is that they are backed by the full faith and credit of the U.S. government and thus have virtually no risk of default. Although government securities fluctuate in price, they are highly liquid.

***************************************************************************
***************************************************************************
**

     Information regarding the Performance of the Certificates will be included in the subsequent filings.

***************************************************************************
***************************************************************************
**

[Average annual Total Return for A Certificate that is surrendered and for a Certificate that Continues]

[Change in Accumulation Unit Value]

Yields for [XX-1 Sub-Account]

Yield and effective yield percentages for the [XX-1 Sub-Account] are calculated using the method prescribed by the Securities and Exchange Commission. Both yields reflect the deduction of the annual [1.25]% asset-based Certificate charges. [Both yields also reflect, on an allocated basis, the Certificate's annual $[36] Certificate Maintenance Charge.] Both yields do not reflect [Contingent Deferred Sales Charges and] premium tax charges. The yields would be lower if these charges were included. The following are the standardized formulas:

Yield equals:  (A - B - 1) X  365
                  C           7

Effective Yield Equals:  (A - B)365/7 - 1
                            C

Where:

          A =  the Accumulation Unit value at the end of the 7-day period.

          B = [hypothetical Certificate Maintenance Charge for the 7-day period. The assumed annual [XX-1] Sub-Account charge is equal to the $[36] Certificate charge multiplied by a fraction equal to the average number of Certificates with [XX-1] Sub-Account value during the 7-day period divided by the average total number of
          Certificates during the 7-day period. This annual amount is converted to a 7-day charge by multiplying it by 7/365. It is then equated to an Accumulation Unit size basis by multiplying it by a fraction equal to the average value of one [XX-1] Sub-Account Accumulation Unit during the 7-day period divided by the average Certificate Value in [XX-1] Sub-Account during the 7-day period.]

          C  =   the Accumulation Unit value at the beginning of the  7-day period.

The yield formula assumes that the weekly net income generated by an investment in the [XX-1] Sub-Account will continue over an entire year. The effective yield formula also annualizes seven days of net income but it assumes that the net income is reinvested over the year. This compounding effect causes effective yield to be higher than the yield.

                           FINANCIAL STATEMENTS

The Variable Account has not yet commenced operations and therefore no financial statements are included. The Financial Statements of Keyport Benefit are provided as relevant to its ability to meet its financial obligations under the Certificates.


                           FINANCIAL STATEMENTS
                  KEYPORT BENEFIT LIFE INSURANCE COMPANY

                        [To Be Filed by Amendment]







                                     PART C

Item 24.  Financial Statements and Exhibits

     (a)  Statutory-Basis Financial Statements:
          Included in Part B:
    ++    Keyport Benefit Life Insurance Company (formerly American Benefit
           Life Insurance Company):
             Balance Sheets for the years ended December 31, 1997 and 1996.
              Statements  of  Operations for the years ended  December  31,
                1997, 1996 and 1995.
             Statements of Changes in Capital and Surplus for the years ended December 31, 1997, 1996 and 1995.
              Statements of Cash Flows for the years ended December 31, 1997,
                1996 and 1995.

             Notes to Financial Statements

     (b)  Exhibits:

    **    (1)  Resolution of the Board of Directors establishing Variable
               Account A

          (2)  Not applicable

    **    (3a) Form of Principal Underwriter's Agreement

    **    (3b) Specimen Agreement between Principal Underwriter and Dealer

    **    (4a) Form of Group Variable Annuity Contract of Keyport Benefit
               Life Insurance Company

    **    (4b) Form  of  Group  Variable  Annuity  Certificate  of  Keyport
               Benefit Life Insurance Company

    **    (4c) Form of Tax-Sheltered Annuity Endorsement

    **    (4d) Form of Individual Retirement Annuity Endorsement

    **    (4e) Form of Corporate/Keogh 401(a) Plan Endorsement

    **    (4f) Form of Unisex Endorsement

    **    (4g) Form of Qualified Plan Endorsement

    ***   (4h) Specimen Group Variable Annuity Contract of Keyport Benefit
               Life Insurance Company (M&N)

    ***   (4i) Specimen Variable Annuity Certificate of Keyport Benefit
               Life Insurance Company (M&N)

    ****  (4j) Specimen Group Variable Annuity Contract of Keyport Benefit
               Life Insurance Company (KA)

    ****  (4k) Specimen Variable Annuity Certificate of Keyport Benefit
               Life Insurance Company (KA)

    +     (4l) Specimen Group Variable Annuity Contract of Keyport Benefit
               Life Insurance Company (KAV)

    +     (4m) Specimen Variable Annuity Certificate of Keyport Benefit
               Life Insurance Company (KAV)

    **    (5a) Form of Application for a Group Variable Annuity Contract

    **    (5b) Form of Application for a Group Variable Annuity Certificate

    ***   (6a) Articles of Incorporation of Keyport Benefit Life Insurance
               Company

    ***   (6b) By-Laws of Keyport Benefit Life Insurance Company

          (7)  Not applicable

    **    (8a) Form of Participation Agreement

    ***   (8b) Participation Agreement Among Manning & Napier Insurance
               Fund, Inc., Manning & Napier Investor Services, Inc., Manning & Napier Advisors, Inc., and Keyport Benefit Life Insurance Company

    ***   (8c) Participation Agreement By and Among Keyport Benefit
               Life Insurance Company, Keyport Financial Services Corp., and SteinRoe Variable Investment Trust

    ****  (8d) Participation Agreement Among MFS Variable Insurance Trust,
               Keyport Benefit Life Insurance Company, and Massachusetts Financial Services Corp.

    ****  (8e) Participation Agreement Among The Alger American Fund,
               Keyport Benefit Life Insurance Company, and Fred Alger and Company, Incorporated

    ****  (8f) Participation Agreement Among Alliance Variable Products
               Series Fund, Inc., Alliance Fund Distributors, Inc., Alliance Capital Management L.P., and Keyport Benefit Life Insurance Company

    ****  (8g) Participation Agreement By and Among Keyport Benefit Life
               Insurance Company, Keyport Financial Services Corp., and Liberty Variable Investment Trust

    +     (8h) Participation Agreement By and Among AIM Variable Insurance
               Funds, Inc., Keyport Benefit Life Insurance Company, on Behalf of Itself and its Separate Accounts, and Keyport Financial Services Corp.

    **    (9)  Opinion and Consent of Counsel

    ++    (10) Consent of Independent Auditors

          (11) Not applicable

          (12) Not applicable


    ++    (13) Schedule for Computations of Performance Quotations

    *     (15) Chart of Affiliations

    **    (16) Powers of Attorney

    **    (17) Specimen Tax-Sheltered Annuity Acknowledgement

    **    (18) Form of Administrative Services Agreement

    ***   (27) Financial Data Schedule

* Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement (Files No. 333-1043; 811-7543) filed on or about February 6, 1998.

** Incorporated by reference to Registration Statement (Files No. 333-45727; 811-08635) filed on or about February 6, 1998.

*** Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement (Files No. 333-45727; 811-08635) filed on or about June 15, 1998.

**** Incorporated by reference to Post-Effective Amendment No. 1 to the
     Registration Statement (Files No. 333-45727; 811-08635) filed on or about June 30, 1998.

+ Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement (Files No. 333-45727; 811-08635) filed on or about July 23, 1998.

++   To be Filed by Amendment.

Item 25.  Officers and Directors of the Depositor.

Name and                       Position and Offices
Business Address*              with Depositor

William P. Donohue             Director
Senior Advisor
Bentley Associates LP
1155 Avenue of the Americas
New York, NY 10036

Peter M. Lehrer                Director
Opus Three Ltd.
550 Mamaroneck Ave.
Harrison, NY 10528

Jeff S. Liebmann               Director
Partner
Dewey Ballantine LLP
1301 Avenue of the Americas
New York, NY 10019-6092

Christopher C. York            Director
Principal
C.C. York Company
200 Rector Place, 18-E
New York, NY 11280-1101

John W. Rosensteel             Chairman of the Board, Director, President
and
                               Chief Executive Officer

Stephen B. Bonner              Director and Executive Vice President

Paul H. LeFevre, Jr.           Director and Executive Vice President

Bernard R. Beckerlegge         Director, Senior Vice President and General
                               Counsel

Bernhard M. Koch               Director, Senior Vice President and Chief
                               Financial Officer

Stewart R. Morrison            Senior Vice President and Chief Investment
                               Officer

Francis E. Reinhart            Senior Vice President and Chief Information
                               Officer

Mark R. Tully                  Senior Vice President and Chief Sales
Officer

Garth A. Bernard               Vice President

Daniel C. Bryant               Vice President and Assistant Secretary

James P. Greaton               Vice President and Corporate Actuary

Jacob M. Herschler             Vice President

Kenneth M. Hughes              Vice President

James J. Klopper               Vice President and Secretary

Jeffrey J. Lobo                Vice President-Risk Management

Suzanne E. Lyons               Vice President-Human Resources

Jeffery J. Whitehead           Vice President and Treasurer

John G. Bonvouloir             Assistant Vice President and Assistant
                               Treasurer

Alan R. Downey                 Assistant Vice President

Scott E. Morin                 Assistant Vice President and Controller

Edward M. Shea                 Assistant Vice President

Donald A. Truman               Assistant Secretary

Daniel Yin                     Assistant Vice President

*125 High Street, Boston, Massachusetts 02110, unless noted otherwise

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

       The Depositor controls the Registrant, and is a wholly-owned subsidiary of Keyport Life Insurance Company, which controls KMA Variable Account, Keyport 401 Variable Account, Keyport Variable Account I, and Keyport Variable Account II.

      The Depositor is under common control with Keyport Financial Services Corp. (KFSC), a Massachusetts corporation functioning as a broker/dealer of securities. KFSC files separate financial statements.

      The Depositor is under common control with Liberty Advisory Services Corp. (LASC), a Massachusetts corporation functioning as an investment adviser. LASC files separate financial statements.

      The Depositor is under common control with Independence Life and Annuity Company ("Independence Life"), a Rhode Island corporation functioning as a life insurance company. Independence Life files separate financial statements.

      Chart for the affiliations of the Depositor is incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement (Files No. 333-1043; 811-7543) filed on or about February 6, 1998.

Item 27.  Number of Contract Owners.

     None.

Item 28.  Indemnification.

      Directors and officers of the Depositor and the principal underwriter are covered persons under Directors and Officers/Errors and Omissions liability insurance policies. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors and officers under such insurance policies, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director or officer in the successful defense of any action, suit or proceeding) is asserted by such director or officer in connection with the variable annuity contracts, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters.

      Keyport Financial Services Corp. (KFSC) is principal underwriter of the SteinRoe Variable Investment Trust and the Liberty Variable Investment Trust, which offer eligible funds for variable annuity and variable life insurance contracts. KFSC is the principal underwriter for Variable Account A of Keyport Benefit Life Insurance Company. KFSC is also principal underwriter for Variable Account J and Variable Account K of Liberty Life Assurance Company of Boston and for the KMA Variable Account, Variable Account A and Keyport Variable Account-I of Keyport Life Insurance Company and for the Independence Variable Annuity Account and Independence Variable Life Account of Independence Life and Annuity Company, which are affiliated companies of Keyport Benefit.

The directors and officers are:

Name and Principal       Position and Offices
Business Address*        with Underwriter

John W. Rosensteel       Chairman of the Board and President

James J. Klopper         Director and Clerk

Francis E. Reinhart      Director and Vice President-Administration

Rogelio P. Japlit        Treasurer

Paul T. Holman           Assistant Clerk

Donald A. Truman         Assistant Clerk

     *125 High Street, Boston, Massachusetts 02110.

Item 30.  Location of Accounts and Records.

     Keyport Benefit Life Insurance Company, 125 High St., Boston, MA 02110

     Keyport Life Insurance Company, 125 High St., Boston, MA 02110

Item 31.  Management Services.

     Not applicable.

Item 32.  Undertakings.

      The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

      The Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
(2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

      The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

      Registrant represents that it is relying on the November 28, 1988 no-action letter (Ref. No. IP-6-88) relating to variable annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code. Registrant further represents that it has complied with the provisions of paragraphs (1) - (4) of that letter. Specimen of acknowledgement form used to comply with paragraph (4) is included as Exhibit 17 in this Registration Statement.

Representation

      Depositor represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor. Further, this representation applies to each form of the contract described in a prospectus and statement of additional information included in this Registration Statement.








                                SIGNATURES


                                SIGNATURES



      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Boston and Commonwealth of Massachusetts, on this 28th day of July, l998.


                                          Variable Account A
                                            (Registrant)


                             By: Keyport Benefit Life Insurance Company
                                   (Depositor)



                             By:  /s/ John W. Rosensteel*
                                    John W. Rosensteel
                                    President





*BY: /s/James J. Klopper            July 28, 1998
     James J. Klopper               Date
     Attorney-in-Fact


* James J. Klopper has signed this document on the indicated date on behalf of Mr. Rosensteel pursuant to power of attorney duly executed by him and included as part of Exhibit 16 in the Registration Statement on Form N-4 filed on or about February 6, 1998 (Files No. 333-45727; 811-08635).



As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/JOHN W. ROSENSTEEL*              /s/JOHN W. ROSENSTEEL*
JOHN W. ROSENSTEE.                  JOHN W. ROSENSTEEL
Chairman of the Board               President

/s/BERNARD R. BECKERLEGGE*          /s/BERNHARD M. KOCH*
BERNARD R. BECKERLEGGE              BERNHARD M. KOCH
Director                            Chief Financial Officer

/s/STEPHEN B. BONNER*
STEPHEN B. BONNER
Director

/s/WILLIAM P. DONOHUE*
WILLIAM P. DONOHUE
Director

/s/BERNHARD M. KOCH*
BERNHARD M. KOCH
Director

/s/PAUL H. LEFEVRE, JR.*
PAUL H. LEFEVRE, JR.
Director
                               *BY: /s/James J. Klopper     July 28, 1998
/s/PETER M. LEHRER*                 James J. Klopper           Date
PETER M. LEHRER                     Attorney-in-Fact
Director

/s/JEFF S. LIEBMANN*
JEFF S. LIEBMANN
Director

/s/CHRISTOPHER C. YORK*
CHRISTOPHER C. YORK
Director



* James J. Klopper has signed this document on the indicated date on behalf of each of the above Directors and Officers of the Depositor pursuant to powers of attorney duly executed by such persons and included as Exhibit 16 in the Registration Statement on Form N-4 filed on or about February 6, 1998 (Files No. 333-45727; 811-08635).